PROSPECTUS

                            [american century logo]
                                    American
                                  Century(sm)

                                  MAY 21, 1997
                              REVISED JUNE 16, 1997



                                    AMERICAN
                                     CENTURY
                                      GROUP


                                Real Estate Fund


INVESTOR CLASS

[front cover]


                          AMERICAN CENTURY INVESTMENTS
                                 FAMILY OF FUNDS


American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.


                          AMERICAN CENTURY INVESTMENTS


   Benham Group(R)         American Century Group     Twentieth Century(R) Group

  MONEY MARKET FUNDS         ASSET ALLOCATION &
 GOVERNMENT BOND FUNDS         BALANCED FUNDS                GROWTH FUNDS
DIVERSIFIED BOND FUNDS    CONSERVATIVE EQUITY FUNDS       INTERNATIONAL FUNDS
 MUNICIPAL BOND FUNDS          SPECIALTY FUNDS


                             Real Estate Fund





                                   PROSPECTUS
                                  MAY 21, 1997
                              REVISED JUNE 16, 1997


                                REAL ESTATE FUND
                                 INVESTOR CLASS


                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.


American Century Capital Portfolios, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. The American Century Real Estate Fund is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

Through its Investor Class of shares, American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.

This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated May 21, 1997, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street o P.O. Box 419200
                Kansas City, Missouri 64141-6200 o 1-800-345-2021
                        International calls: 816-531-5575
                     Telecommunications Device for the Deaf:
                   1-800-634-4113 o In Missouri: 816-444-3485
                        Internet: www.americancentury.com

Additional   information,   including  this  Prospectus  and  the  Statement  of
Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus                                                                    1


                        INVESTMENT OBJECTIVE OF THE FUND


AMERICAN CENTURY REAL ESTATE FUND
---------------------------------

The investment objective of American Century Real Estate Fund is long-term capital appreciation. Income is a secondary objective. The fund seeks to achieve its objective by investing primarily in securities issued by real estate investment trusts and in the securities of companies which are principally engaged in the real estate industry.


   There is no assurance that the fund will achieve its investment objective.


NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2    Investment Objective                           American Century Investments


                                TABLE OF CONTENTS


Investment Objective of the Fund.............................................2
Transaction and Operating Expense Table......................................4
Financial Highlights.........................................................5


INFORMATION REGARDING THE FUND
--------------------------------------------------------------------------------
Investment Policies of the Fund..............................................6
     Investment Objective....................................................6
     Investment Strategy.....................................................6
     Investments In Real Estate..............................................6
     Investment Philosophy...................................................7
Other Investment Practices, Their Characteristics
   and Risks.................................................................8
     U.S. Fixed Income Securities............................................8
     Diversification.........................................................8
     Portfolio Lending.......................................................8
     When-Issued Securities..................................................9
     Rule 144A Securities....................................................9
     Borrowing...............................................................9
     Portfolio Turnover......................................................9
     Repurchase Agreements...................................................9
Performance Advertising.....................................................10


HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS
--------------------------------------------------------------------------------
American Century Investments................................................11
Investing in American Century...............................................11
How to Open an Account......................................................11
         By Mail............................................................11
         By Wire............................................................11
         By Exchange........................................................12
         In Person..........................................................12
     Subsequent Investments.................................................12
         By Mail............................................................12
         By Telephone.......................................................12
         By Online Access...................................................12
         By Wire............................................................12
         In Person..........................................................12
     Automatic Investment Plan..............................................12
How to Exchange from One Account to Another.................................12
         By Mail ...........................................................13
         By Telephone.......................................................13
         By Online Access...................................................13
How to Redeem Shares........................................................13
         By Mail ...........................................................13
         By Telephone.......................................................13
         By Check-A-Month...................................................13
         Other Automatic Redemptions........................................13
     Redemption Proceeds....................................................13
         By Check...........................................................13
         By Wire and ACH....................................................13
     Special Requirements for Large Redemptions.............................14
     Redemption of Shares in Low-Balance Accounts...........................14
Signature Guarantee.........................................................14
Special Shareholder Services................................................14
         Automated Information Line.........................................15
         Online Account Access..............................................15
         Open Order Service.................................................15
         Tax-Qualified Retirement Plans.....................................15
Important Policies Regarding Your Investments...............................15
Reports to Shareholders.....................................................16
Employer-Sponsored Retirement Plans and
   Institutional Accounts...................................................17


ADDITIONAL INFORMATION YOU SHOULD KNOW
--------------------------------------------------------------------------------
Share Price.................................................................18
     When Share Price Is Determined.........................................18
     How Share Price Is Determined..........................................18
     Where to Find Information About Share Price............................18
Distributions...............................................................18
Taxes    19
     Tax-Deferred Accounts..................................................19
     Taxable Accounts.......................................................19
Management..................................................................20
     Investment Management..................................................20
     Performance History of the Subadvisor..................................21
     Performance Highlights.................................................22
     Code of Ethics.........................................................23
     Transfer and Administrative Services...................................23
Distribution of Fund Shares.................................................23
Further Information About American Century..................................23


Prospectus                                                Table of Contents 3


                     TRANSACTION AND OPERATING EXPENSE TABLE


                                                                Real Estate Fund
SHAREHOLDER TRANSACTION EXPENSES:
--------------------------------------------------------------------------------

Maximum Sales Load Imposed on Purchases....................................none
Maximum Sales Load Imposed on Reinvested Dividends.........................none
Deferred Sales Load........................................................none
Redemption Fee(1)..........................................................none
Exchange Fee...............................................................none

ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):
--------------------------------------------------------------------------------
Management Fees...........................................................1.20%
12b-1 Fees.................................................................none
Other Expenses(2).........................................................0.00%
Total Fund Operating Expenses.............................................1.20%

EXAMPLE:
--------------------------------------------------------------------------------
You would pay the following expenses on a                       1 year    $  12
$1,000 investment, assuming a 5% annual return and             3 years       38
redemption at the end of each time period:                     5 years       66
                                                              10 years      145

(1)  Redemption proceeds sent by wire are subject to a $10 processing fee.

(2) Other expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, are expected to be less than 0.01 of 1% of average net assets for the next fiscal year.

The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the fund offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred sales charges, commissions, or 12b-1 fees. The fund offers two other classes of shares, primarily to institutional investors, that have different fee structures than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for the other classes. For additional information about the various classes, see "Further Information About American Century," page 23.


4    Transaction and Operating Expense Table        American Century Investments


                              FINANCIAL HIGHLIGHTS
                                REAL ESTATE FUND


The fund had no assets prior to June 13, 1997, the date the RREEF Real Estate Securities Fund merged into the fund. The financial information in this table regarding selected per share data for the fund reflects the performance of the RREEF fund, which had a total expense ratio that was voluntarily capped at 1.00%, which is 0.20% lower than the shares offered by this Prospectus.

The performance information for each of the periods presented has been audited by Deloitte & Touche L.L.P., independent accountants, whose report thereon appears in the fund's annual report. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                                                        1996             1995(1)


PER-SHARE DATA
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period................................   $9.82            $10.00
Income From Investment Operations
     Net Investment Income..........................................    0.55              0.07
     Net Realized and Unrealized Gain (Loss) on Investments.........    2.27             (0.25)
     Total From Investment Operations...............................    2.82             (0.18)
Less Distributions to Shareholders
     From Net Investment Income.....................................   (0.35)               --
Net Asset Value, End of Period......................................  $12.29             $9.82
     Aggregate Total Return.........................................   29.28%            (1.80)%


RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net Expenses as a Percentage of Average Net Assets(3)...............    1.00%             1.50%(2)
Net Expenses as a Percentage of Average Net Assets
     (before waiver, offset and reimbursement)(3)...................    6.83%            14.83%(2)
Net Investment Income as a Percentage of Average Net Assets(3)......    5.84%             6.66%(2)
Net Investment Income as a Percentage of Average Net Assets
     (before waiver, offset and reimbursement)(3)...................    0.01%            (6.67)%(2)
Portfolio Turnover Rate ............................................      86%                0%
Average Broker Commission Rate......................................   $0.0545             --
Net Assets, End of Period (in thousands)............................   $7,209            $2,983


(1)  September 21, 1995 (inception) through October 31, 1995.

(2)  Annualized.

(3)  During  these two  periods,  RREEF Real  Estate  Securities  Advisers  L.P.
voluntarily agreed to waive its management fee and reimburse certain expenses incurred by the fund. The Custodian offset part of its fees for balance credits given to the fund.



Prospectus                                           Financial Highlights      5


                         INFORMATION REGARDING THE FUND


INVESTMENT POLICIES OF THE FUND
-------------------------------

The fund has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

INVESTMENT OBJECTIVE

The fund's primary investment objective is long-term capital appreciation. Current income is a secondary consideration. The fund seeks to achieve its objective by investing primarily in securities issued by real estate investment trusts and in the securities of companies which are principally engaged in the real estate industry. There is no assurance that the fund will achieve its investment objective.

INVESTMENT STRATEGY
Under normal conditions, the fund will invest not less than 80% of its total assets in equity securities of companies which are principally engaged in the real estate industry. Equity securities include common stock, preferred stock and securities convertible into common stock. A company will be considered to be "principally engaged in the real estate industry" if, in the opinion of the manager, at the time its securities are purchased by the fund, at least 50% of its revenues or at least 50% of the market value of its assets is attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate. Companies principally engaged in the real estate industry may include, among others, equity REITs and real estate master limited partnerships, mortgage REITs, and real estate brokers and developers. See "Investments in Real Estate," this page.

The fund may also invest up to 20% of its total assets in other securities. Other securities may include debt securities and equity securities of companies not principally engaged in the real estate industry. (See "U.S. Fixed Income Securities," page 8.)

REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.
Hybrid  REITs  combine the  characteristics  of both equity  REITs and  mortgage
REITs.

INVESTMENTS IN REAL ESTATE

The fund may be subject to certain risks similar to those associated with the direct ownership of real estate because of its policy of concentration in the securities of companies which are principally engaged in the real estate industry. The risks of direct ownership of real estate include: risks related to general, regional and local economic conditions and fluctuations in interest rates; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; heavy cash flow dependency; possible lack of availability of mortgage funds; losses due to natural disasters; regulatory limitations on rents; variations in market rental rates; and changes in neighborhood values. In addition, the fund may incur losses due to environmental problems. If


6    Information Regarding the Fund                 American Century Investments


there is historic contamination at a site, the current owner is one of the parties that may be responsible for clean up costs.

Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended and self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. Equity and mortgage REITs are dependent upon the skill of their individual management personnel and generally are not diversified. In addition, equity and mortgage REITs could be adversely affected by failure to qualify for tax-free pass-through of income under the Internal Revenue Code, or to maintain their exemptions from registration under the Investment Company Act. By investing in REITs indirectly through the fund, a shareholder will bear not only a proportionate share of the expenses of the fund, but also indirectly, similar expenses of the REITs, including compensation of management.

To the extent the fund is invested in debt securities (including asset-backed securities) or mortgage REITs, it will be subject to credit risk and interest rate risk. Credit risk relates to the ability of the issuer to meet interest and principal payments when due. Interest rate risk refers to the fluctuations in the net asset value of any portfolio of fixed income securities resulting solely from the inverse relationship between the price and yield of fixed income securities; that is, when interest rates rise, bond prices generally fall and, conversely, when interest rates fall, bond prices generally rise. In general, bonds with longer maturities are more sensitive to interest rate changes than bonds with shorter maturities.

The fund, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company. Therefore, an investment in the fund may present greater risk and volatility to an investor than an investment in a diversified investment company.

INVESTMENT PHILOSOPHY

The investment philosophy of the fund is premised upon the belief that successful investing in real estate securities requires in-depth knowledge of the securities market and a complete understanding of the factors influencing the performance of real estate assets. The fund strives to provide superior performance via investment in a select group of real estate securities with strong cash flow growth potential and, therefore, the capacity for sustained dividend increases.

The fund's approach is initially driven by an internally-generated systematic assessment of changing real estate markets, an important input to sound investment decisions. The subadvisor tracks economic conditions and real estate market performance in major metropolitan areas and screens markets to identify areas of risk and opportunity, and will focus investment activity in property types and geographic areas it identifies as growth sectors.

This fundamental approach focuses on identifying changes in property level net operating income and the impact on the ultimate stock performance of individual REITs. It requires extensive local research on property markets across the United States, direct inspection of individual property assets, and familiarity with company management and operating strategies. Rigorous securities analyses are performed to identify investments with unappreciated potential to produce superior, long-term returns. Strategic sector allocations are directed by the subadvisor's Strategic Investment Committee, which has become increasingly more important as sectors have grown and as attractive companies have emerged in each major sector.

This approach can be broken down into three areas. First, it involves a macroeconomic review of supply-demand characteristics and the outlook for economic growth within specific markets. Next, it involves a top-down analysis of the relative pricing of real estate securities. Finally, a fundamental analysis of each REIT portfolio on a property-by-property basis coupled with a review of the company's management depth, financial structure, and business strategy is performed.

In managing the fund, the subadvisor uses a nationwide network of real estate professionals employed by RREEF America L.L.C. and its affiliates to assist in evaluating and monitoring properties held by public REITs. (See "Investment Management," page 20.)


Prospectus                                  Information Regarding the Fund     7


OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS AND RISKS
-----------------------------------------------------------

For additional information, see "Investment Restrictions" in the Statement of Additional Information.

U.S. FIXED INCOME SECURITIES

The fund may invest in fixed income securities for income or as a defensive strategy when the manager believes adverse economic or market conditions exist. As a temporary defensive strategy, the manager may invest part or all of the fund's assets in debt securities. Fixed income securities are affected primarily by changes in interest rates. The prices of these securities tend to rise when interest rates fall, and conversely fall when interest rates rise. Generally, the debt securities in which the fund may invest are investment grade securities. These are securities rated in the four highest grades assigned by Moody's Investors Service, Inc. or Standard and Poor's Corporation or that are unrated but deemed to be of comparable quality by the manager. For a description of fixed income securities ratings, see "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.

Securities rated in the lowest investment-grade category may have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds. The fund may invest in securities below investment grade although the fund will not purchase such bonds if such investment would cause more than 5% of its net assets to be so invested. Such bonds are considered speculative. In the event of a downgrade of a debt security held by the fund to below investment grade, the fund is not automatically required to sell the issue, but the manager will consider this in determining whether to hold the security. However, if such a downgrade would cause more than 5% of net assets to be invested in debt securities below investment grade, sales will be made as soon as practicable to reduce the proportion of debt below investment grade to 5% of net assets or less. When the manager believes that economic or market conditions require a more defensive strategy, the fund's assets may be invested without limitation in cash or cash equivalents such as obligations issued or guaranteed by the U.S. government, its agencies and/or instrumentalities or high quality money market instruments such as notes, certificates of deposit or bankers' acceptances.

DIVERSIFICATION

The fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, which means the fund is not limited by the Investment Company Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the fund intends to conduct its operations so as to qualify as a regulated investment company for purposes of the Internal Revenue Code, so that it will not be subject to U.S. federal income tax on income and capital gain distributions to shareholders. (See "Distributions," page 18, and "Taxes," page 19.) To so qualify, among other requirements, the fund will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the fund's total assets will be invested in the securities of a single issuer, and
(ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the fund will not own more than 10% of the outstanding voting securities of a single issuer. The fund's investments in U.S. government securities are not subject to these limitations.

PORTFOLIO LENDING

In order to realize additional income, the fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash, collateral or by irrevocable letters of credit maintained on a current basis in an amount at least equal to the market value of the securities loaned. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the fund to vote the securities. Such loans may not exceed one-third of the fund's net assets valued at market.


8    Information Regarding the Fund                 American Century Investments


WHEN-ISSUED SECURITIES

The fund may purchase new issues of securities on a when-issued basis without limit when, in the opinion of management, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

RULE 144A SECURITIES

The fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional buyers rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Since the secondary market for such securities is limited to certain qualified institutional buyers, the liquidity of such securities may be limited accordingly and the fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on the fund's liquidity. The fund may not invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

BORROWING

The fund's investment restrictions allow the fund to borrow money, for temporary or emergency purposes (not for leveraging or investment), in an amount not exceeding 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

PORTFOLIO TURNOVER

Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it or the subadvisor determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be accurately predicted.

The portfolio turnover of the fund may be higher than other investment companies with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the fund pays directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by the fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS

The fund may enter into repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to its investment policies. A repurchase agreement occurs when the fund purchases an interest-bearing obligation from a bank or broker-dealer registered under the Securities Exchange Act of 1934 and simultaneously


Prospectus                                  Information Regarding the Fund     9


agrees to sell it back on a specified date in the future (usually less than one week later) at a higher price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security and is considered by the staff of the SEC to be a loan by the fund.

The fund's risk in connection with repurchase agreements is the ability of the seller to pay the repurchase price on the repurchase date. If the seller defaults, the fund may incur costs, delays or losses. Management monitors the creditworthiness of sellers.

The fund will enter into repurchase agreements only with those commercial banks and broker-dealers whose creditworthiness has been reviewed and found satisfactory by the manager pursuant to criteria adopted by the fund's Board of Directors.

PERFORMANCE ADVERTISING

From time to time, the fund may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return. Performance data may be quoted separately for the Investor Class and the other classes offered by the fund.

Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

A quotation of yield reflects the fund's income over a stated period expressed as a percentage of the fund's share price.

Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, the fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.

The fund also may include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well known indices of market performance, such as Morgan Stanley
REIT Index, NAREIT Equity-Less Health Care Index, Standard & Poor's 500 Composite Stock Price Index and Wilshire REIT Only Index. The performance of the fund may also be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text.

All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


10   Information Regarding the Fund                 American Century Investments


                               HOW TO INVEST WITH
                          AMERICAN CENTURY INVESTMENTS


AMERICAN CENTURY INVESTMENTS
----------------------------

The fund offered by this Prospectus is a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.

INVESTING IN AMERICAN CENTURY
-----------------------------

The following section explains how to invest with American Century including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 17.

HOW TO OPEN AN ACCOUNT
----------------------

To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

The minimum investment is $2,500 [$1,000 for IRA and Uniform Gifts/Transfers to Minors Acts ("UGMA/UTMA") accounts]. These minimums will be waived if you establish an automatic investment plan to your account that is the equivalent of at least $50 per month (see "Automatic Investment Plan," page 12). The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

PLEASE NOTE: IF YOU REGISTER YOUR ACCOUNT AS BELONGING TO MULTIPLE OWNERS (E.G., AS JOINT TENANTS), YOU MUST PROVIDE US WITH SPECIFIC AUTHORIZATION ON YOUR APPLICATION IN ORDER FOR US TO ACCEPT WRITTEN OR TELEPHONE INSTRUCTIONS FROM A SINGLE OWNER. OTHERWISE, ALL OWNERS WILL HAVE TO AGREE TO ANY TRANSACTIONS THAT INVOLVE THE ACCOUNT (WHETHER THE TRANSACTION REQUEST IS IN WRITING OR OVER THE TELEPHONE).

You may invest in the following ways:

BY MAIL

Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

You may make your initial investment by wiring funds. To do so, call us or mail a completed application and provide your bank with the following information:

o Receiving bank and routing number:
  Commerce Bank, N.A. (101000019)

o Beneficiary (BNF):
  American Century Services Corporation
  4500 Main St., Kansas City, Missouri 64111

o Beneficiary account number (BNF ACCT):
  2804918

o Reference for Beneficiary (RFB):
  American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

o Originator to Beneficiary (OBI):
  Name and address of owner of account into which you are investing.

o Bank to Bank Information
  (BBI or Free Form Text):

     o  Taxpayer identification or Social Security number.

     o If more than one account, account numbers and amount to be invested in each account.



Prospectus               How to Invest with American Century Investments      11



     o Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA, SARSEP-IRA, SIMPLE Employer or SIMPLE Employee.

BY EXCHANGE

Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.

IN PERSON

If you prefer to work with a representative in person, please visit one of our Investor Centers, located at:

     4500 Main Street
     Kansas City, Missouri

     4917 Town Center Drive
     Leawood, Kansas

     1665 Charleston Road
     Mountain View, California

     2000 S. Colorado Blvd.
     Denver, Colorado

SUBSEQUENT INVESTMENTS

Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments:
$250 for checks submitted without the investment slip portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL

When making subsequent investments, enclose your check with the investment slip portion of the confirmation of a previous investment. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE

Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.

BY ONLINE ACCESS

Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

BY WIRE

You  may  make  subsequent   investments  by  wire.  Follow  the  wire  transfer
instructions on page 11 and indicate your account number.

IN PERSON

You may make subsequent investments in person at one of our Investor Centers. The locations of our four Investor Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN

You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Investor Services Representatives.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER
-------------------------------------------

As long as you meet any minimum initial investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed as of the same day it is received if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for funds issued by the American Century Target Maturities Trust, and at the close of the Exchange for all of our other funds. See "When Share Price is Determined," page 18.

For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in


12 How to Invest with American Century Investments  American Century Investments



the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

If, in any 90-day period, the total of your exchanges and your redemptions from any one account exceeds the lesser of $250,000 or 1% of the fund's assets, further exchanges will be subject to special requirements to comply with our policy on large redemptions (see "Special Requirements for Large Redemptions," page 14).

BY MAIL

You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE

You can make exchanges over the telephone (either with an Investor Services Representative or using our Automated Information Line -- see page 15) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

BY ONLINE ACCESS

You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

HOW TO REDEEM SHARES
--------------------

We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received.

Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

BY MAIL

Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee (see "Signature Guarantee," page
14).

BY TELEPHONE

If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

BY CHECK-A-MONTH

If you have at least a $10,000 balance in your account, you may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan or request a brochure, please call an Investor Services Representative.

OTHER AUTOMATIC REDEMPTIONS

If you have at least a $10,000 balance in your account, you may elect to make redemptions automatically by authorizing us to send funds to you or to your account at a bank or other financial institution. To set up automatic redemptions, call one of our Investor Services Representatives.

REDEMPTION PROCEEDS

Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission.


Prospectus               How to Invest with American Century Investments      13



Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

We have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates the fund make certain redemptions in cash. This requirement to pay redemptions in cash applies to situations where one shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, we reserve the right under unusual circumstances to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind").

If payment is made in securities, the securities will be selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

Despite the fund's right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless the fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you to either bring the value of the shares held in the account up to the minimum or to establish an automatic investment that is the equivalent of at least $50 per month. If action is not taken within 90 days of the letter's date, the shares held in the account will be redeemed and the proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.

SIGNATURE GUARANTEE
-------------------

To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee would be required when:

     o    redeeming more than $25,000; or

     o establishing or increasing a Check-A-Month or automatic transfer on an existing account.

You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES
----------------------------

We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

Our special shareholder services include:


14 How to Invest with American Century Investments  American Century Investments



AUTOMATED INFORMATION LINE

We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

ONLINE ACCOUNT ACCESS

You may contact us 24 hours a day, seven days a week, at www.americancentury.com to access your funds' daily share prices, receive updates on major market indexes and view historical performance of your funds. If you select "Full Services" on your application, you can use your personal access code and Social Security number to view your account balances and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.

OPEN ORDER SERVICE

Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

TAX-QUALIFIED RETIREMENT PLANS

The fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

     o    Individual Retirement Accounts (IRAs);

     o 403(b) plans for employees of public school systems and non-profit organizations; or

     o Profit sharing plans and pension plans for corporations and other employers.

If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS
---------------------------------------------

Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

(1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

(2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

(3) Shares being acquired must be qualified for sale in your state of residence.


Prospectus               How to Invest with American Century Investments      15



(4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

(5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

(6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment manager will not be responsible for any loss due to instructions they reasonably believe are genuine.

(7) All signatures should be exactly as the name appears in the registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

(8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investor Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

(9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

(10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS
------------------------

At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. See the Investor Services Guide for more detail.

CAREFULLY REVIEW ALL THE INFORMATION RELATING TO TRANSACTIONS ON YOUR STATEMENTS AND CONFIRMATIONS TO ENSURE THAT YOUR INSTRUCTIONS WERE ACTED ON PROPERLY. PLEASE NOTIFY US IMMEDIATELY IN WRITING IF THERE IS AN ERROR. IF YOU FAIL TO PROVIDE NOTIFICATION OF AN ERROR WITH REASONABLE PROMPTNESS, I.E., WITHIN 30 DAYS OF NON-AUTOMATIC TRANSACTIONS OR WITHIN 30 DAYS OF THE DATE OF YOUR CONSOLIDATED QUARTERLY STATEMENT, IN THE CASE OF AUTOMATIC TRANSACTIONS, WE WILL DEEM YOU TO HAVE RATIFIED THE TRANSACTION.

No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you better understand your fund.


16 How to Invest with American Century Investments  American Century Investments



EMPLOYER-SPONSORED RETIREMENT PLANS AND INSTITUTIONAL ACCOUNTS
--------------------------------------------------------------

Information  contained in our Investor  Services Guide pertains to  shareholders
who  invest   directly   with   American   Century   rather   than   through  an
employer-sponsored retirement plan or through a financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

If you own or are considering purchasing fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your plan administrator or financial intermediary.


Prospectus               How to Invest with American Century Investments      17



                     ADDITIONAL INFORMATION YOU SHOULD KNOW


SHARE PRICE
-----------

WHEN SHARE PRICE IS DETERMINED

The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except funds issued by the American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for Target Maturities funds are determined one hour prior to the close of the Exchange.

Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents before the time as of which the net asset value is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of, the close of the Exchange on, the next day the Exchange is open.

Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.

Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value of the fund is determined will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangements with the fund or the fund's distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

The valuation of assets for determining net asset value may be summarized as follows:

Portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked price is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

The net asset value of Investor Class shares of the fund will be published in leading newspapers daily when the fund has met the minimum requirements for such listing. The net asset value of each fund in the American Century family of funds may be obtained by calling us or by accessing our Web site at www.americancentury.com.

DISTRIBUTIONS
-------------

Distributions from net investment income are declared and paid quarterly. Distributions from net


18 Additional Information You Should Know           American Century Investments



realized securities gains, if any, are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code and Regulations, in all events in a manner consistent with the provisions of the Investment Company Act.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 59 1/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

A distribution on shares of the fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

Because such gains and dividends are included in the value of your shares, when they are distributed, the value of your shares is reduced by the amount of the distribution. If you buy your share through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.

TAXES
-----

The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders it pays no income tax.

TAX-DEFERRED ACCOUNTS

If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the funds will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.

Because of the nature of REIT investments, REITs may generate significant non cash deductions (i.e. depreciation on real estate holdings) while having a greater cash flow to distribute to its shareholders. If a REIT distributes more cash than it has taxable income, a "return of capital" results. A "return of capital" represents a portion of a shareholder's original investment that is generally non taxable when distributed (returned) to the investor. If you do not reinvest distributions, the cost basis of your shares will be decreased


Prospectus                        Additional Information You Should Know      19



by the amount of return capital, which may result in a larger capital gain when you sell your shares. Although a return of capital is generally non taxable to you upon distribution, it would be taxable to you as a capital gain if your cost basis in the shares is reduced to zero. This could occur if you do not reinvest distributions and the returns of capital are significant.

Because the REITs invested in by the fund do not provide complete information about the taxability of their distributions until after the calendar year end, American Century may not be able to determine how much of the fund's distribution is taxable to shareholders until after the January 31 deadline for issuing Form 1099-DIV. As a result, the fund may request permission each year from the Internal Revenue Service for an extension of time to issue Form 1099-DIV to February 28.

Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations, which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.

Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and generally will be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

The fund may invest in REITs that hold residual interests in real estate mortgage investment conduits. Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC will be subject to federal income tax in all events. (See "Additional Information on Tax Issues-Taxation of Certain Mortgage REITs" in the Statement of Additional Information.)

MANAGEMENT
----------

INVESTMENT MANAGEMENT

Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the fund. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the investment manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

RREEF Real Estate Securities Advisers L.P., acting pursuant to a subadvisory agreement among it, American Century Investment Management, Inc. and the fund, makes the day-to-day investment decisions for the fund in accordance with the fund's investment objective, policies, and restrictions under the supervision of the manager and the Board of Directors.

The portfolio manager members of the subadvisor's team that manages the fund and their work experience for the last five years are as follows:


20   Additional Information You Should Know         American Century Investments



KIM G. REDDING, Portfolio Manager, is one of the fund's primary portfolio managers. Mr. Redding has served as the President of the subadvisor's general partner since its inception in 1993, is currently a member of RREEF America L.L.C. and is a Senior Vice President of RREEF Management Company. From 1990 to 1993, he was a principal in K.G. Redding & Associates, an investment advisor, and prior thereto he was the President of Redding, Melchor & Company, an investment advisor. Mr. Redding has been professionally managing portfolios of real estate securities since 1987.

KAREN J. KNUDSON, Portfolio Manager, is one of the fund's primary portfolio managers. Ms. Knudson is a Vice President of the subadvisor, is currently a member of RREEF America L.L.C. and is a Vice President of RREEF Management Company. Prior to joining the subadvisor, she was Senior Vice President and Chief Financial Officer of Security Capital Group, an investment advisor, and prior thereto she was the President, Director of Real Estate Research and Portfolio Manager of Bailard, Biehl and Kaiser Real Estate Investment Trust. Ms. Knudson has 14 years of real estate experience, specializing in the area of real estate investment trusts.

The representative of the investment manager that will oversee the subadvisor's operation of the fund is as follows:

MARK L. MALLON, Senior Vice President and Managing Director, American Century Investment Management, Inc. Mr. Mallon joined American Century in April 1997. From August 1978 until he joined American Century, Mr. Mallon was employed in several positions by Federated Investors, and had served as President and Chief Executive Officer of Federated Investment Counseling and Executive Vice President of Federated Research Corporation since January 1990.

The activities of the manager and the subadvisor are subject only to directions of the fund's Board of Directors. The manager pays all the expenses of the fund except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

For the services provided to the Investor Class of the fund, the manager receives an annual fee of 1.20% of the average net assets of the fund.

On the first business day of each month, the fund pays the management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying 1.20% of the aggregate average daily closing value of the fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

For subadvisory services, the manager pays the subadvisor an annual fee of 0.425% of the average net assets of the fund.

PERFORMANCE HISTORY OF THE SUBADVISOR

While the subadvisor has limited operational history with the fund, set forth on page 22 are certain performance data, provided by the subadvisor, relating to the performance of all private accounts managed by the subadvisor using investment strategies and techniques similar to those that are used for the fund. Also set forth on page 22, for comparison, are the performances of widely recognized indices of market activity based upon the aggregate performance of selected unmanaged portfolios of publicly traded common stocks.

The results presented may not necessarily equate with the returns experienced by the fund, owing to the differences in brokerage commissions, investment and management fees, the size of positions taken in relation to account size and diversification of securities, as well as other costs, such as registration fees borne by the fund but not incurred by the private accounts. Investors should not rely on the following data as an indication of future performance of the subadvisor or of the fund. Investors should be aware that the use of methods for computing performance numbers different than that used by the subadvisor with respect to its accounts could result in performance data different than that shown.


Prospectus                        Additional Information You Should Know      21

                             PERFORMANCE HIGHLIGHTS
                                (See Notes Below)


ANNULIZED RETURNS FROM OCTOBER 1987 THROUGH DECEMBER 1996
------------------------------------------------------------------------------------------------------------------------
RREEF Real Estate Securities Advisers
     Before Fees..............................................................................................15.5%
     After Fees...............................................................................................14.3%
NAREIT Equity Less Healthcare.................................................................................10.0%
Wilshire REIT Index............................................................................................8.6%


                                                                  For the Years Ended December 31,
                                        ---------------------------------------------------------------------------

                                        1988     1989     1990     1991    1992     1993     1994     1995    1996

ANNUAL TIME-WEIGHTED RETURNS
-------------------------------------------------------------------------------------------------------------------
RREEF Real Estate Securities Advisers
     Before Fees ...................... 8.2%     7.7%    (4.8)%    32.9%   29.4%    19.0%    4.8%     13.9%   41.1%
     After Fees ....................... 6.8%     6.1%    (6.4)%    30.9%   28.1%    18.0%    4.3%     13.0%   40.3%
NAREIT Equity Less Healthcare ......... 15.8%    4.6%    (23.6)%   29.4%   20.7%    18.7%    3.0%     14.2%   36.4%
Wilshire REIT Index ................... 17.5%    2.7%    (23.4)%   23.8%   15.3%    15.2%    2.7%     12.2%   37.0%


Notes: The subadvisor's "After Fees" performance includes reinvested dividends, capital gains and losses, and deducts advisory fees (generally between 0.65% and 0.75%) and other account expenses. The subadvisor's "Before Fees" performance is presented before applicable advisory fees and reflects growth investment results. Other indices noted do not deduct advisory fees. Past performance indicated for the subadvisor relates to all discretionary accounts managed using investment strategies and techniques similar to those used by the fund, and includes, for the period prior to July 1993, performance under a predecessor advisor (K.G. Redding & Associates) using the same investment approach and under the same primary portfolio manager. Past performance is not necessarily indicative of future results nor can it be assumed that any recommendations will be profitable.


The Wilshire Real Estate Securities Index (REIT component) is a market capitalization weighted index comprised of 98 equity REITS as of December 1996. It does not include special purpose or healthcare REITS. The NAREIT Equity without Healthcare Index is a market capitalization weighted index comprised of 198 REITS, as of December 1996, with 75% or greater of their gross assets invested in equity ownership of real estate and excludes healthcare REITS.


22   Additional Information You Should Know         American Century Investments



CODE OF ETHICS

The fund and the manager have adopted a Code of Ethics, as has the subadvisor, which restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the fund and manager's Code of Ethics and the subadvisor's Code of Ethics require that employees with access to information about the purchase or sale of securities in the fund obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, both Codes of Ethics prohibit acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. The subadvisor's Code of Ethics provides that upon approval of the compliance officer, certain acquisitions of securities in an initial public offering may be permitted, but that such approval will be granted only in extraordinary circumstances. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.

TRANSFER AND ADMINISTRATIVE SERVICES

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri, 64111, acts as transfer and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the fund and is paid for such services by the manager.

Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the fund as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century or by sponsors of multi mutual fund no- or low-transaction fee programs. The manager or an affiliate may enter into contracts to pay them for such recordkeeping and administrative services out of its unified management fee.

Although there is no sales charge levied by the fund, transactions in shares of the fund may be executed by brokers or investment advisors who charge a transaction based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the funds or the manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

From time to time, special services may be offered to shareholders who maintain higher share balances in the American Century family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

The manager and the transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the Board of Directors of the fund, controls American Century Companies by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES
---------------------------

The fund's shares are distributed by American Century Investment Services, Inc. (the "Distributor"), a registered broker-dealer and an affiliate of the manager. The manager pays all expenses for promoting and distributing the Investor Class of fund shares offered by this Prospectus. The Investor Class of shares does not pay any commissions or other fees to the Distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.

FURTHER INFORMATION ABOUT AMERICAN CENTURY
------------------------------------------

American Century Capital Portfolios, Inc. the issuer of the fund, was organized as a Maryland corporation on June 14, 1993.

American Century Capital Portfolios, Inc. is a diversified, open-end management investment company whose shares were first offered for sale September 1, 1993. Its business and affairs are managed by its officers under the direction of its Board of Directors.

The American Century Real Estate Fund commenced operations June 16, 1997, after the RREEF Real Estate Securities Fund merged into the fund. As a successor to the RREEF fund, the prior performance history of the RREEF fund will continue in the fund.

The principal office of the fund is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City,


Prospectus                        Additional Information You Should Know      23



Missouri, 64141-6200. All inquiries may be made by mail to that address, or by phone to 1-800-345-2021. (international calls: 816-531-5575.)

American Century Capital Portfolios, Inc. currently issues three series of $0.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

American Century offers three classes of the fund offered by this Prospectus: an Investor Class, an Institutional Class, and an Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front charges, commissions, or 12b-1 fees.

The other classes of shares are primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of another class of the same fund.

Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

Unless required by the Investment Company Act, it will not be necessary for the fund to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the fund's bylaws, the holders of at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.



24   Additional Information You Should Know         American Century Investments


                                      NOTES


Prospectus                                                           Notes    25



P.O. Box 419200
Kansas City, Missouri
64141-6200

Investor Services:
1-800-345-2021 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-444-3485

Fax: 816-340-7962

Internet: www.americancentury.com


                             [american century logo]
                                    American
                                  Century(sm)

9706           [recycled logo]
SH-BKT-8460       Recycled

                                   PROSPECTUS

                            [american century logo]
                                    American
                                  Century(sm)

                                  MAY 21, 1997
                              REVISED JUNE 16, 1997



                                    AMERICAN
                                     CENTURY
                                      GROUP


                                Real Estate Fund


INSTITUTIONAL CLASS

[front cover]


                          AMERICAN CENTURY INVESTMENTS
                                 FAMILY OF FUNDS


American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.


                          AMERICAN CENTURY INVESTMENTS


   Benham Group(R)        American Century Group    Twentieth Century(R) Group

  MONEY MARKET FUNDS        ASSET ALLOCATION &
 GOVERNMENT BOND FUNDS        BALANCED FUNDS                GROWTH FUNDS
DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS       INTERNATIONAL FUNDS
 MUNICIPAL BOND FUNDS         SPECIALTY FUNDS

                             Real Estate Fund



                                   PROSPECTUS
                                  MAY 21, 1997
                              REVISED JUNE 16, 1997


                                REAL ESTATE FUND
                               INSTITUTIONAL CLASS


                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.


American Century Capital Portfolios, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. The American Century Real Estate Fund is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

The shares offered in this Prospectus (the Institutional Class shares) are sold at their net asset value with no sales charges or commissions.

The Institutional Class shares are available for purchase by large institutional shareholders, such as bank trust departments, corporations, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies or participant-directed employer-sponsored retirement plans.

This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated May 21, 1997, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                          American Century Investments
                       4500 Main Street o P.O. Box 419385
                Kansas City, Missouri 64141-6385 o 1-800-345-3533
                        International calls: 816-531-5575
                     Telecommunications Device for the Deaf:
                   1-800-345-1833 o In Missouri: 816-444-3038
                        Internet: www.americancentury.com

Additional   information,   including  this  Prospectus  and  the  Statement  of
Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus                                                                     1



                        INVESTMENT OBJECTIVE OF THE FUND


AMERICAN CENTURY REAL ESTATE FUND
---------------------------------

The investment objective of American Century Real Estate Fund is long-term capital appreciation. Income is a secondary objective. The fund seeks to achieve its objective by investing primarily in securities issued by real estate investment trusts and in the securities of companies which are principally engaged in the real estate industry.


   There is no assurance that the fund will achieve its investment objective.


NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2    Investment Objective                           American Century Investments



                                TABLE OF CONTENTS


Investment Objective of the Fund.............................................2
Transaction and Operating Expense Table......................................4
Financial Highlights.........................................................5


INFORMATION REGARDING THE FUND
--------------------------------------------------------------------------------
Investment Policies of the Fund..............................................6
     Investment Objective....................................................6
     Investment Strategy.....................................................6
     Investments In Real Estate..............................................6
     Investment Philosophy...................................................7
Other Investment Practices, Their Characteristics
   and Risks.................................................................7
     U.S. Fixed Income Securities............................................8
     Diversification.........................................................8
     Portfolio Lending.......................................................8
     When-Issued Securities..................................................8
     Rule 144A Securities....................................................9
     Borrowing...............................................................9
     Portfolio Turnover......................................................9
     Repurchase Agreements...................................................9
Performance Advertising.....................................................10


HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS
--------------------------------------------------------------------------------
American Century Investments................................................11
Investing in American Century...............................................11
How to Open an Account......................................................11
         By Mail............................................................11
         By Wire............................................................11
         By Exchange........................................................11
         In Person..........................................................11
     Subsequent Investments.................................................12
         By Mail............................................................12
         By Telephone.......................................................12
         By Wire............................................................12
         In Person..........................................................12
     Automatic Investment Plan..............................................12
     Minimum Investment.....................................................12
How to Exchange from One Account to Another.................................12
         By Mail ...........................................................13
         By Telephone.......................................................13
How to Redeem Shares........................................................13
         By Mail ...........................................................13
         By Telephone.......................................................13
         By Check-A-Month...................................................13
         Other Automatic Redemptions........................................13
     Redemption Proceeds....................................................13
         By Check...........................................................13
         By Wire and ACH....................................................13
     Special Requirements for Large Redemptions.............................13
Signature Guarantee.........................................................14
Special Shareholder Services................................................14
         Open Order Service.................................................14
         Tax-Qualified Retirement Plans.....................................15
Important Policies Regarding Your Investments...............................15
Reports to Shareholders.....................................................15
Customers of Banks, Broker-Dealers and Other
   Financial Intermediaries.................................................16


ADDITIONAL INFORMATION YOU SHOULD KNOW
--------------------------------------------------------------------------------
Share Price.................................................................17
     When Share Price Is Determined.........................................17
     How Share Price Is Determined..........................................17
     Where to Find Information About Share Price............................17
Distributions...............................................................17
Taxes    18
     Tax-Deferred Accounts..................................................18
     Taxable Accounts.......................................................18
Management..................................................................19
     Investment Management..................................................19
     Performance History of the Subadvisor..................................20
     Performance Highlights.................................................21
     Code of Ethics.........................................................22
     Transfer and Administrative Services...................................22
Distribution of Fund Shares.................................................22
Further Information About American Century..................................22


Prospectus                                                   Table of Contents 3



                     TRANSACTION AND OPERATING EXPENSE TABLE

                                                                Real Estate Fund

SHAREHOLDER TRANSACTION EXPENSES:
--------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases.....................................none
Maximum Sales Load Imposed on Reinvested Dividends..........................none
Deferred Sales Load.........................................................none
Redemption Fee..............................................................none
Exchange Fee................................................................none

ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):
--------------------------------------------------------------------------------
Management Fees............................................................1.00%
12b-1 Fees..................................................................none
Other Expenses(1)..........................................................0.00%
Total Fund Operating Expenses..............................................1.00%

EXAMPLE:
--------------------------------------------------------------------------------
You would pay the following expenses on a                       1 year     $  10
$1,000 investment, assuming a 5% annual return and              3 years       32
redemption at the end of each time period:                      5 years       55
                                                                10 years     122

(1) Other expenses, which includes the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, are expected to be less than
         0.01 of 1% of average net assets for the next fiscal year.


The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the fund offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The shares offered by this Prospectus are Institutional Class shares. The fund offers two other classes of shares, one of which is primarily made available to retail investors and one that is primarily made available to institutional investors. The other classes have different fee structures than the Institutional Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for the other classes. For additional information about the various classes, see "Further Information About American Century," page 22.


4  Transaction and Operating Expense Table          American Century Investments


                              FINANCIAL HIGHLIGHTS
                                REAL ESTATE FUND


The fund had no assets prior to June 13, 1997, the date the RREEF Real Estate Securities Fund merged into the fund. The financial information in this table regarding selected per share data for the fund reflects the performance of the RREEF fund, which had a total expense ratio that was voluntarily capped at 1.00%, which is the same expense ratio as the shares offered by this Prospectus.

The performance information for each of the periods presented has been audited by Deloitte & Touche L.L.P., independent accountants, whose report thereon appears in the fund's annual report. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                                                         1996             1995(1)


PER-SHARE DATA
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.................................    $9.82            $10.00
Income From Investment Operations
     Net Investment Income...........................................    0.55              0.07
     Net Realized and Unrealized Gain (Loss) on Investments..........    2.27             (0.25)
     Total From Investment Operations................................    2.82             (0.18)
Less Distributions to Shareholders
     From Net Investment Income......................................   (0.35)              .--
Net Asset Value, End of Period.......................................   $12.29             $9.82
     Aggregate Total Return..........................................   29.28%            (1.80)%


RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net Expenses as a Percentage of Average Net Assets(3)................    1.00%           1.50%(2)
Net Expenses as a Percentage of Average Net Assets
     (before waiver, offset and reimbursement)(3)....................    6.83%           14.83%(2)
Net Investment Income as a Percentage of Average Net Assets(3).......    5.84%           6.66%(2)
Net Investment Income as a Percentage of Average Net Assets
     (before waiver, offset and reimbursement)(3)....................    0.01%          (6.67)%(2)
Portfolio Turnover Rate .............................................     86%               0%
Average Broker Commission Rate.......................................   $0.0545             --
Net Assets, End of Period (in thousands).............................   $7,209            $2,983



(1)  September 21, 1995 (inception) through October 31, 1995.

(2)  Annualized.

(3)  During  these two  periods,  RREEF Real  Estate  Securities  Advisers  L.P.
     voluntarily agreed to waive its management fee and reimburse certain expenses incurred by the Fund. The Custodian offset part of its fees for balance credits given to the Fund.

Prospectus                                          Financial Highlights       5



                         INFORMATION REGARDING THE FUND


INVESTMENT POLICIES OF THE FUND
-------------------------------

The fund has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

INVESTMENT OBJECTIVE

The fund's primary investment objective is long-term capital appreciation. Current income is a secondary consideration. The fund seeks to achieve its objective by investing primarily in securities issued by real estate investment trusts and in the securities of companies which are principally engaged in the real estate industry. There is no assurance that the fund will achieve its investment objective.

INVESTMENT STRATEGY

Under normal conditions, the fund will invest not less than 80% of its total assets in equity securities of companies which are principally engaged in the real estate industry. Equity securities include common stock, preferred stock and securities convertible into common stock. A company will be considered to be "principally engaged in the real estate industry" if, in the opinion of the manager, at the time its securities are purchased by the fund, at least 50% of its revenues or at least 50% of the market value of its assets is attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate. Companies principally engaged in the real estate industry may include, among others, equity REITs and real estate master limited partnerships, mortgage REITs, and real estate brokers and developers. See "Investments in Real Estate," this page.

The fund may also invest up to 20% of its total assets in other securities. Other securities may include debt securities and equity securities of companies not principally engaged in the real estate industry. (See "U.S. Fixed Income Securities," page 8.)

REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.
Hybrid  REITs  combine the  characteristics  of both equity  REITs and  mortgage
REITs.

INVESTMENTS IN REAL ESTATE

The fund may be subject to certain risks similar to those associated with the direct ownership of real estate because of its policy of concentration in the securities of companies which are principally engaged in the real estate industry. The risks of direct ownership of real estate include: risks related to general, regional and local economic conditions and fluctuations in interest rates; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; heavy cash flow dependency; possible lack of availability of mortgage funds; losses due to natural disasters; regulatory limitations on rents; variations in market rental rates; and changes in neighborhood values. In addition, the fund may incur losses due to environmental problems. If there is historic contamination at a site, the current owner is one of the parties that may be responsible for clean up costs.


6  Information Regarding the Fund                   American Century Investments



Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended and self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. Equity and mortgage REITs are dependent upon the skill of their individual management personnel and generally are not diversified. In addition, equity and mortgage REITs could be adversely affected by failure to qualify for tax-free pass-through of income under the Internal Revenue Code, or to maintain their exemptions from registration under the Investment Company Act. By investing in REITs indirectly through the fund, a shareholder will bear not only a proportionate share of the expenses of the fund, but also indirectly, similar expenses of the REITs, including compensation of management.

To the extent the fund is invested in debt securities (including asset backed securities) or mortgage REITs, it will be subject to credit risk and interest rate risk. Credit risk relates to the ability of the issuer to meet interest and principal payments when due. Interest rate risk refers to the fluctuations in the net asset value of any portfolio of fixed income securities resulting solely from the inverse relationship between the price and yield of fixed income securities; that is, when interest rates rise, bond prices generally fall and, conversely, when interest rates fall, bond prices generally rise. In general, bonds with longer maturities are more sensitive to interest rate changes than bonds with shorter maturities.

The fund, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company. Therefore, an investment in the fund may present greater risk and volatility to an investor than an investment in a diversified investment company.

INVESTMENT PHILOSOPHY

The investment philosophy of the fund is premised upon the belief that successful investing in real estate securities requires in-depth knowledge of the securities market and a complete understanding of the factors influencing the performance of real estate assets. The fund strives to provide superior performance via investment in a select group of real estate securities with strong cash flow growth potential and, therefore, the capacity for sustained dividend increases.

The fund's approach is initially driven by an internally-generated systematic assessment of changing real estate markets, an important input to sound investment decisions. The subadvisor tracks economic conditions and real estate market performance in major metropolitan areas and screens markets to identify areas of risk and opportunity, and will focus investment activity in property types and geographic areas it identifies as growth sectors.

This fundamental approach focuses on identifying changes in property level net operating income and the impact on the ultimate stock performance of individual REITs. It requires extensive local research on property markets across the United States, direct inspection of individual property assets, and familiarity with company management and operating strategies. Rigorous securities analyses are performed to identify investments with unappreciated potential to produce superior, long-term returns. Strategic sector allocations are directed by the subadvisor's Strategic Investment Committee, which has become increasingly more important as sectors have grown and as attractive companies have emerged in each major sector.

This approach can be broken down into three areas. First, it involves a macroeconomic review of supply-demand characteristics and the outlook for economic growth within specific markets. Next, it involves a top-down analysis of the relative pricing of real estate securities. Finally, a fundamental analysis of each REIT portfolio on a property-by-property basis coupled with a review of the company's management depth, financial structure, and business strategy is performed.

In managing the fund, the subadvisor uses a nationwide network of real estate professionals employed by RREEF America L.L.C. and its affiliates to assist in evaluating and monitoring properties held by public REITs. (See "Investment Management," page 19.)

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS AND RISKS
-----------------------------------------------------------

For additional information, see "Investment Restrictions" in the Statement of Additional Information.


Prospectus                                  Information Regarding the Fund     7



U.S. FIXED INCOME SECURITIES

The fund may invest in fixed income securities for income or as a defensive strategy when the manager believes adverse economic or market conditions exist. As a temporary defensive strategy, the manager may invest part or all of the fund's assets in debt securities. Fixed income securities are affected primarily by changes in interest rates. The prices of these securities tend to rise when interest rates fall, and conversely fall when interest rates rise. Generally, the debt securities in which the fund may invest are investment grade securities. These are securities rated in the four highest grades assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or that are unrated but deemed to be of comparable quality by the manager. For a description of fixed income securities ratings, see "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.

Securities rated in the lowest investment-grade category may have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds. The fund may invest in securities below investment grade although the fund will not purchase such bonds if such investment would cause more than 5% of its net assets to be so invested. Such bonds are considered speculative. In the event of a downgrade of a debt security held by the fund to below investment grade, the fund is not automatically required to sell the issue, but the manager will consider this in determining whether to hold the security. However, if such a downgrade would cause more than 5% of net assets to be invested in debt securities below investment grade, sales will be made as soon as practicable to reduce the proportion of debt below investment grade to 5% of net assets or less. When the manager believes that economic or market conditions require a more defensive strategy, the fund's assets may be invested without limitation in cash or cash equivalents such as obligations issued or guaranteed by the U.S. government, its agencies and/or instrumentalities or high quality money market instruments such as notes, certificates of deposit or bankers' acceptances.

DIVERSIFICATION

The fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, which means the fund is not limited by the Investment Company Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the fund intends to conduct its operations so as to qualify as a regulated investment company for purposes of the Internal Revenue Code, so that it will not be subject to U.S. federal income tax on income and capital gain distributions to shareholders. (See "Distributions," page 17, and "Taxes," page 18.) To so qualify, among other requirements, the fund will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the fund's total assets will be invested in the securities of a single issuer, and
(ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the fund will not own more than 10% of the outstanding voting securities of a single issuer. The fund's investments in U.S. government securities are not subject to these limitations.

PORTFOLIO LENDING

In order to realize additional income, the fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash, collateral or by irrevocable letters of credit maintained on a current basis in an amount at least equal to the market value of the securities loaned. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the fund to vote the securities. Such loans may not exceed one-third of the fund's net assets valued at market.

WHEN-ISSUED SECURITIES

The fund may purchase new issues of securities on a when-issued basis without limit when, in the opinion of management, such purchases will further


8   Information Regarding the Fund                  American Century Investments



the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

RULE 144A SECURITIES

The fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional buyers rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Since the secondary market for such securities is limited to certain qualified institutional buyers, the liquidity of such securities may be limited accordingly and the fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on the fund's liquidity. The fund may not invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

BORROWING

The fund's investment restrictions allow the fund to borrow money, for temporary or emergency purposes (not for leveraging or investment), in an amount not exceeding 331/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

PORTFOLIO TURNOVER

Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it or the subadvisor determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be accurately predicted.

The portfolio turnover of the fund may be higher than other investment companies with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the fund pays directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by the fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS

The fund may enter into repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to its investment policies. A repurchase agreement occurs when the fund purchases an interest-bearing obligation from a bank or broker-dealer registered under the Securities Exchange Act of 1934 and simultaneously agrees to sell it back on a specified date in the future (usually less than one week later) at a higher price. The repurchase price reflects an agreed-upon interest


Prospectus                                  Information Regarding the Fund     9



rate during the time the fund's money is invested in the security and is considered by the staff of the SEC to be a loan by the fund.

The fund's risk in connection with repurchase agreements is the ability of the seller to pay the repurchase price on the repurchase date. If the seller defaults, the fund may incur costs, delays or losses. Management monitors the creditworthiness of sellers.

The fund will enter into repurchase agreements only with those commercial banks and broker-dealers whose creditworthiness has been reviewed and found satisfactory by the manager pursuant to criteria adopted by the fund's Board of Directors.

PERFORMANCE ADVERTISING
-----------------------

From time to time, the fund may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return. Performance data may be quoted separately for the Institutional Class and the other classes offered by the fund.

Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

A quotation of yield reflects the fund's income over a stated period expressed as a percentage of the fund's share price.

Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, the fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.

The fund also may include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well known indices of market performance, such as Morgan Stanley
REIT Index, NAREIT Equity-Less Health Care Index, Standard & Poor's 500 Composite Stock Price Index and Wilshire REIT Only Index. The performance of the fund may also be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text.

All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


10   Information Regarding the Fund                 American Century Investments


                               HOW TO INVEST WITH
                          AMERICAN CENTURY INVESTMENTS


AMERICAN CENTURY INVESTMENTS
----------------------------

The fund offered by this Prospectus is a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-3533 for a brochure or prospectuses for the other funds in the American Century Investments family.

INVESTING IN AMERICAN CENTURY
-----------------------------

The following section explains how to invest with American Century, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

If you own or are considering purchasing fund shares through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Minimum Investment," page 12, and "Customers of Banks, Broker-Dealers and Other Financial Intermediaries," page 16.

HOW TO OPEN AN ACCOUNT
----------------------

To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

You may invest in the following ways:

BY MAIL

Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

You may make your initial investment by wiring funds. To do so, call us or mail a completed application and provide your bank with the following information:

o Receiving bank and routing number:
  Commerce Bank, N.A. (101000019)

o Beneficiary (BNF):
  American Century Services Corporation
  4500 Main St., Kansas City, Missouri 64141

o Beneficiary account number (BNF ACCT):
  2804918

o Reference for Beneficiary (RFB):
  American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

o Originator to Beneficiary (OBI):
  Name and address of owner of account into which you are investing.

o Bank to Bank Information
  (BBI or Free Form Text):

     o Taxpayer identification or Social Security number.

     o If more than one account, account numbers and amount to be invested in each account.

     o Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA, SARSEP-IRA, SIMPLE Employer or SIMPLE Employee.

BY EXCHANGE

Call 1-800-345-3533 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See page 12 for more information on exchanges.

IN PERSON

If you prefer to work with a representative in person, please visit one of our Investor Centers, located at:

     4500 Main Street
     Kansas City, Missouri


Prospectus               How to Invest with American Century Investments      11



     4917 Town Center Drive
     Leawood, Kansas

     1665 Charleston Road
     Mountain View, California

     2000 S. Colorado Blvd.
     Denver, Colorado

SUBSEQUENT INVESTMENTS

Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments:
$250 for checks submitted without the investment slip portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL

When making subsequent investments, enclose your check with the investment slip portion of the confirmation of a previous investment. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE

Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Institutional Service Representative.

BY WIRE

You  may  make  subsequent   investments  by  wire.  Follow  the  wire  transfer
instructions on page 11 and indicate your account number.

IN PERSON

You may make subsequent investments in person at one of our Investor Centers. The locations of our four Investor Centers are listed on pages 11-12.

AUTOMATIC INVESTMENT PLAN

You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Institutional Service Representatives.

MINIMUM INVESTMENT
------------------

The  minimum   investment  is  $5  million  ($3  million  for   endowments   and
foundations). If you invest with us through a bank, broker-dealer or other financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class shares.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER
-------------------------------------------

As long as you meet any minimum initial investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed as of the same day it is received if it is received before the fund's net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for the American Century Target Maturities Trust, and at the close of the Exchange for all of our other funds (see "When Share Price is Determined," page 17).

For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.


12 How to Invest with American Century Investments  American Century Investments



If, in any 90-day period, the total of your exchanges and your redemptions from any one account exceeds the lesser of $250,000 or 1% of the fund's assets, further exchanges will be subject to special requirements to comply with our policy on large redemptions (see "Special Requirements for Large Redemptions," this page).

BY MAIL

You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE

You can make exchanges over the telephone if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling one of our Institutional Service Representatives at 1-800-345-3533 to get the appropriate form.

HOW TO REDEEM SHARES
--------------------

We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received. For large redemptions, please read "Special Requirements for Large Redemptions," this page.

Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

BY MAIL

Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee (see "Signature Guarantee," page
14).

BY TELEPHONE

If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Institutional Service Representative.

BY CHECK-A-MONTH

You may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.

OTHER AUTOMATIC REDEMPTIONS

You may elect to make redemptions automatically by authorizing us to send funds to you or to your account at a bank or other financial institution. To set up automatic redemptions, call one of our Institutional Service Representatives.

REDEMPTION PROCEEDS

Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

We have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates the fund make certain redemptions in cash. This requirement to pay redemptions in cash applies to situations where one shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, we reserve the right


Prospectus               How to Invest with American Century Investments      13



under unusual circumstances to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind").

If payment is made in securities, the securities will be selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

Despite the fund's right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless the fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

SIGNATURE GUARANTEE
-------------------

To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee would be required when:

o    redeeming more than $25,000; or

o establishing or increasing a Check-A-Month or automatic transfer on an existing account.

You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES
----------------------------

We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

Our special shareholder services include:

OPEN ORDER SERVICE

Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.


14 How to Invest with American Century Investments  American Century Investments



TAX-QUALIFIED RETIREMENT PLANS

This fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

o    Individual Retirement Accounts (IRAs);

o 403(b) plans for employees of public school systems and non-profit organizations; or

o    Profit  sharing  plans  and  pension  plans  for   corporations  and  other
     employers.

If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS
---------------------------------------------

Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

(1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

(2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

(3) Shares being acquired must be qualified for sale in your state of residence.

(4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

(5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

(6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment manager will not be responsible for any loss due to instructions they reasonably believe are genuine.

(7) All signatures should be exactly as the name appears in the registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

(8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investor Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

(9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

(10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS
-----------------------

At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that


Prospectus               How to Invest with American Century Investments      15



reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. See the Investor Services Guide for more detail.

CAREFULLY REVIEW ALL THE INFORMATION RELATING TO TRANSACTIONS ON YOUR STATEMENTS AND CONFIRMATIONS TO ENSURE THAT YOUR INSTRUCTIONS WERE ACTED ON PROPERLY. PLEASE NOTIFY US IMMEDIATELY IN WRITING IF THERE IS AN ERROR. IF YOU FAIL TO PROVIDE NOTIFICATION OF AN ERROR WITH REASONABLE PROMPTNESS, I.E., WITHIN 30 DAYS OF NON-AUTOMATIC TRANSACTIONS OR WITHIN 30 DAYS OF THE DATE OF YOUR CONSOLIDATED QUARTERLY STATEMENT, IN THE CASE OF AUTOMATIC TRANSACTIONS, WE WILL DEEM YOU TO HAVE RATIFIED THE TRANSACTION.

No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully as they will help you better understand your fund.

CUSTOMERS OF BANKS, BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
---------------------------------------------------------------------

Information  contained in our Investor  Services Guide pertains to  shareholders
who  invest  directly  with  American   Century  rather  than  through  a  bank,
broker-dealer or other financial intermediary.

If you own or are considering purchasing fund shares through a bank, broker-dealer or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your financial intermediary.


16 How to Invest with American Century Investments  American Century Investments



                     ADDITIONAL INFORMATION YOU SHOULD KNOW


SHARE PRICE
-----------

WHEN SHARE PRICE IS DETERMINED

The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except funds issued by the American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. Net asset value for Target Maturities is determined one hour prior to the close of the Exchange.

Investments and requests to redeem or exchange shares will receive the share price next determined after we receive your investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or our agents before the time as of which the net asset value is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of, the next day the Exchange is open.

Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value is determined.

Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value of the fund is determined will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

If you invest in fund shares through a bank, financial advisor or other financial intermediary, it is the responsibility of your financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangement with the fund or the fund's distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

The valuation of assets for determining net asset value may be summarized as follows:

Portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked price is used. Depending on local convention or regulation, securities traded over-the counter are priced at the mean of the latest bid and asked prices or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

The net asset value of Investor Class shares of the fund will be published in leading newspapers daily when the fund has met the minimum requirements for such listing. The net asset value of the Institutional Class of each fund may be obtained by calling us.

DISTRIBUTIONS
-------------

Distributions from net investment income are declared and paid quarterly. Distributions from net realized securities gains, if any, are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code and


Prospectus                        Additional Information You Should Know      17



Regulations, in all events in a manner consistent with the provisions of the Investment Company Act.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders in taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares of Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date.

A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time, the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities and undistributed dividends and interest received, less fund expenses.

Because undistributed gains and dividends are included in the value of your shares prior to distribution, when they are distributed, the value of your shares will be reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.

TAXES
-----

The fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan (excluding participant-directed employer-sponsored retirement plans, which are ineligible to invest in Institutional Class shares), income and capital gains distributions paid by the fund will generally not be subject to current taxation, but will accumulate in your account on a tax-deferred basis.

TAXABLE ACCOUNTS

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains. See "Distributions," page 17.

Because of the nature of REIT investments, REITs may generate significant non cash deductions (i.e. depreciation on real estate holdings) while having a greater cash flow to distribute to its shareholders. If a REIT distributes more cash than it has taxable income, a "return of capital" results. A "return of capital" represents a portion of a shareholder's original investment that is generally non taxable when distributed (returned) to the investor. If you do not reinvest distributions, the cost basis of your shares will be decreased by the amount of return capital, which may result in a larger capital gain when you sell your shares. Although a return of capital is generally non taxable to you upon distribution, it would be taxable to you as a capital gain if your cost basis in the shares is reduced to zero.


18   Additional Information You Should Know         American Century Investments



This could occur if you do not reinvest distributions and the returns of capital are significant.

Because the REITs invested in by the fund do not provide complete information about the taxability of their distributions until after the calendar year end, American Century may not be able to determine how much of the fund's distribution is taxable to shareholders until after the January 31 deadline for issuing Form 1099-DIV. As a result, the fund may request permission each year from the Internal Revenue Service for an extension of time to issue Form 1099-DIV to February 28.

Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations, which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.

Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and generally will be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

The fund may invest in REITs that hold residual interests in real estate mortgage investment conduits. Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC will be subject to federal income tax in all events. (See "Additional Information on Tax Issues-Taxation of Certain Mortgage REITs" in the Statement of Additional Information.)

MANAGEMENT
----------

INVESTMENT MANAGEMENT

Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the fund. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the investment manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

RREEF Real Estate Securities Advisers L.P., acting pursuant to a subadvisory agreement among it, American Century Investment Management, Inc. and the fund, makes the day-to-day investment decisions for the fund in accordance with the fund's investment objective, policies, and restrictions under the supervision of the manager and the Board of Directors.

The portfolio manager members of the subadvisor's team that manages the fund and their work experience for the last five years are as follows:

KIM G. REDDING, Portfolio Manager, is one of the fund's primary portfolio managers. Mr. Redding has


Prospectus                        Additional Information You Should Know      19



served as the President of the subadvisor's general partner since its inception in 1993, is currently a member of RREEF America L.L.C. and is a Senior Vice President of RREEF Management Company. From 1990 to 1993, he was a principal in K.G. Redding & Associates, an investment advisor, and prior thereto he was the President of Redding, Melchor & Company, an investment advisor. Mr. Redding has been professionally managing portfolios of real estate securities since 1987.

KAREN J. KNUDSON, Portfolio Manager, is one of the fund's primary portfolio managers. Ms. Knudson is a Vice President of the subadvisor, is currently a member of RREEF America L.L.C. and is a Vice President of RREEF Management Company. Prior to joining the subadvisor, she was Senior Vice President and Chief Financial Officer of Security Capital Group, an investment advisor, and prior thereto she was the President, Director of Real Estate Research and Portfolio Manager of Bailard, Biehl and Kaiser Real Estate Investment Trust. Ms. Knudson has 14 years of real estate experience, specializing in the area of real estate investment trusts.

The representative of the investment manager that will oversee the subadvisor's operation of the fund is as follows:

MARK L. MALLON, Senior Vice President and Managing Director, American Century Investment Management, Inc. Mr. Mallon joined American Century in April 1997. From August 1978 until he joined American Century, Mr. Mallon was employed in several positions by Federated Investors, and had served as President and Chief Executive Officer of Federated Investment Counseling and Executive Vice President of Federated Research Corporation since January 1990.

The activities of the manager and the subadvisor are subject only to directions of the fund's Board of Directors. The manager pays all the expenses of the fund except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

For the services provided to the Institutional Class of the fund, the manager receives an annual fee of 1.00% of the average net assets of the fund.

On the first business day of each month, the fund pays the management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying 1.00% of the aggregate average daily closing value of each fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

For subadvisory services, the manager pays the subadvisor an annual fee of 0.425% of the average net assets of the fund.

PERFORMANCE HISTORY OF THE SUBADVISOR

While the subadvisor has limited operational history with the fund, set forth on page 21 are certain performance data, provided by the subadvisor, relating to the performance of all private accounts managed by the subadvisor using investment strategies and techniques similar to those that are used for the fund. Also set forth on page 21, for comparison, are the performances of widely recognized indices of market activity based upon the aggregate performance of selected unmanaged portfolios of publicly traded common stocks.

The results presented may not necessarily equate with the returns experienced by the fund, owing to the differences in brokerage commissions, investment and management fees, the size of positions taken in relation to account size and diversification of securities, as well as other costs, such as registration fees borne by the fund but not incurred by the private accounts. Investors should not rely on the following data as an indication of future performance of the subadvisor or of the fund. Investors should be aware that the use of methods for computing performance numbers different than that used by the subadvisor with respect to its accounts could result in performance data different than that shown.


20   Additional Information You Should Know         American Century Investments

                             PERFORMANCE HIGHLIGHTS
                                (See Notes Below)


ANNULIZED RETURNS FROM OCTOBER 1987 THROUGH DECEMBER 1996
-------------------------------------------------------------------------------------------------------------------
RREEF Real Estate Securities Advisers
     Before Fees..............................................................................................15.5%
     After Fees...............................................................................................14.3%
NAREIT Equity Less Healthcare.................................................................................10.0%
Wilshire REIT Index............................................................................................8.6%


                                                                        For the Years Ended December 31,
                                               ------------------------------------------------------------------------------

                                                   1988     1989     1990     1991    1992     1993     1994     1995    1996

ANNUAL TIME-WEIGHTED RETURNS
------------------------------------------------------------------------------------------------------------------------------
RREEF Real Estate Securities Advisers
     Before Fees ..............................    8.2%     7.7%    (4.8)%    32.9%   29.4%    19.0%    4.8%     13.9%   41.1%
     After Fees ...............................    6.8%     6.1%    (6.4)%    30.9%   28.1%    18.0%    4.3%     13.0%   40.3%
NAREIT Equity Less Healthcare .................    15.8%    4.6%    (23.6)%   29.4%   20.7%    18.7%    3.0%     14.2%   36.4%
Wilshire REIT Index ...........................    17.5%    2.7%    (23.4)%   23.8%   15.3%    15.2%    2.7%     12.2%   37.0%

Notes: The subadvisor's "After Fees" performance includes reinvested dividends, capital gains and losses, and deducts advisory fees (generally between 0.65% and 0.75%) and other account expenses. The subadvisor's "Before Fees" performance is presented before applicable advisory fees and reflects growth investment results. Other indices noted do not deduct advisory fees. Past performance indicated for the subadvisor relates to all discretionary accounts managed using investment strategies and techniques similar to those used by the fund, and includes, for the period prior to July 1993, performance under a predecessor advisor (K.G. Redding & Associates) using the same investment approach and under the same primary portfolio manager. Past performance is not necessarily indicative of future results nor can it be assumed that any recommendations will be profitable.


The Wilshire Real Estate Securities Index (REIT component) is a market capitalization weighted index comprised of 98 equity REITS as of December 1996. It does not include special purpose or healthcare REITS. The NAREIT Equity without Healthcare Index is a market capitalization weighted index comprised of 198 REITS, as of December 1996, with 75% or greater of their gross assets invested in equity ownership of real estate and excludes healthcare REITS.


Prospectus                        Additional Information You Should Know      21



CODE OF ETHICS

The fund and the manager have adopted a Code of Ethics, as has the subadvisor, which restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the fund and manager's Code of Ethics and the subadvisor's Code of Ethics require that employees with access to information about the purchase or sale of securities in the fund obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, both Codes of Ethics prohibit acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. The subadvisor's Code of Ethics provides that upon approval of the compliance officer, certain acquisitions of securities in an initial public offering may be permitted, but that such approval will be granted only in extraordinary circumstances. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.

TRANSFER AND ADMINISTRATIVE SERVICES

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri, 64111, acts as transfer agent and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the fund and is paid for such services by the manager.

Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the fund as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century or by sponsors of multi mutual fund no- or low-transaction fee programs.

Although there is no sales charge levied by the fund, transactions in shares of the fund may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the fund or the manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

From time to time, special services may be offered to shareholders who maintain higher share balances in the American Century family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

The manager and the transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the Board of Directors of the fund, controls American Century Companies by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES
---------------------------

The fund's shares are distributed by American Century Investment Services, Inc. (the "Distributor"), a registered broker-dealer and an affiliate of the manager. The manager pays all expenses for promoting and distributing the Institutional Class of fund shares offered by this Prospectus. The Institutional Class of shares does not pay any commissions or other fees to the Distributor or to any other broker dealers or financial intermediaries in connection with the distribution of fund shares.

FURTHER INFORMATION ABOUT AMERICAN CENTURY
------------------------------------------

American Century Capital Portfolios, Inc. the issuer of the fund, was organized as a Maryland corporation on June 14, 1993.

The American Century Real Estate Fund commenced operations June 16, 1997, after the RREEF Real Estate Securities Fund merged into the fund. As a successor to the RREEF fund, the prior performance history of the RREEF fund will continue in the fund.

The principal office of the fund is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri, 64141-6200. All inquiries may be made by mail to that address, or by phone to 1-800-345-2021. (international calls:
816-531-5575.)


22  Additional Information You Should Know          American Century Investments



American Century Capital Portfolios, Inc. currently issues three series of $0.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

American Century offers three classes of the fund offered by this Prospectus: an Investor Class, an Institutional Class, and an Advisor Class. The shares offered by this Prospectus are Institutional Class shares and have no up-front charges, commissions, or 12b-1 fees.

The Investor Class is primarily made available to retail investors. The Advisor Class is primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Institutional Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the Investor Class of shares, call one of our Investor Services Representatives at 1-800-345-2021. For information concerning the other classes of shares offered by this Prospectus, call one of our Institutional Service Representatives at 1-800-345-3533, or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of Investor Class of the same fund.

Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

Unless required by the Investment Company Act, it will not be necessary for the fund to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the fund's bylaws, the holders of at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.


Prospectus                        Additional Information You Should Know      23


                                      NOTES


24   Notes                                          American Century Investments


                                      NOTES


Prospectus                                                           Notes    25



P.O. Box 419385
Kansas City, Missouri
64141-6385

Investor Services:
1-800-345-3533 or 816-531-5575

Telecommunications Device for the Deaf:
1-800-345-1833 or 816-444-3038

Fax: 816-340-4655

Internet: www.americancentury.com


                            [american century logo]
                                    American
                                  Century(sm)

9706           [recycled logo]
SH-BKT-8461       Recycled

                                   PROSPECTUS

                            [american century logo]
                                    American
                                  Century(sm)

                                  MAY 21, 1997
                             Revised JUNE 16, 1997

                                    AMERICAN
                                    CENTURY
                                     GROUP

                                Real Estate Fund

ADVISOR CLASS

[front cover]


                          AMERICAN CENTURY INVESTMENTS

                                FAMILY OF FUNDS

     American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                         AMERICAN CENTURY INVESTMENTS

    Benham Group(R)       American Century Group    Twentieth Century(R) Group

   MONEY MARKET FUNDS       ASSET ALLOCATION &
  GOVERNMENT BOND FUNDS       BALANCED FUNDS              GROWTH FUNDS
 DIVERSIFIED BOND FUNDS  CONSERVATIVE EQUITY FUNDS     INTERNATIONAL FUNDS
  MUNICIPAL BOND FUNDS        SPECIALTY FUNDS

                             Real Estate Fund



                                   PROSPECTUS

                                  MAY 21, 1997
                              REVISED JUNE 16, 1997

                                Real Estate Fund

                                  ADVISOR CLASS

                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

     American Century Capital Portfolios, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. The American Century Real Estate Fund is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

     The shares offered in this Prospectus (the Advisor Class shares) are sold at their net asset value with no sales charges or commissions. The Advisor Class shares are subject to a Rule 12b-1 shareholder services and distribution fees as described in this Prospectus.

     The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

     This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated May 21, 1997, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                          American Century Investments
                       4500 Main Street o P.O. Box 419385
               Kansas City, Missouri 64141-6385 o 1-800-345-3533
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-345-1833 o In Missouri: 816-444-3038
                       Internet: www.americancentury.com

     Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus                                                                     1


                        INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY REAL ESTATE FUND

     The investment objective of American Century Real Estate Fund is long-term capital appreciation. Income is a secondary objective. The fund seeks to achieve its objective by investing primarily in securities issued by real estate investment trusts and in the securities of companies which are principally engaged in the real estate industry.

   There is no assurance that the fund will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

2    Investment Objective                           American Century Investments


                               TABLE OF CONTENTS

Investment Objective of the Fund...............................................2
Transaction and Operating Expense Table........................................4
Financial Highlights...........................................................5

INFORMATION REGARDING THE FUND

Investment Policies of the Fund................................................6
     Investment Objective......................................................6
     Investment Strategy.......................................................6
     Investments in Real Estate................................................6
     Investment Philosophy.....................................................7
Other Investment Practices, Their Characteristics
   and Risks...................................................................7
     U.S. Fixed Income Securities..............................................8
     Diversification...........................................................8
     Portfolio Lending.........................................................8
     When-Issued Securities....................................................9
     Rule 144A Securities......................................................9
     Borrowing.................................................................9
     Portfolio Turnover........................................................9
     Repurchase Agreements.....................................................9
Performance Advertising.......................................................10

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

How to Purchase and Sell American
   Century Funds..............................................................11
How to Exchange from One American Century
   Fund to Another............................................................11
How to Redeem Shares..........................................................11
     Special Requirements for Large Redemptions...............................11
Telephone Services............................................................12
     Investors Line...........................................................12

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price...................................................................13
     When Share Price Is Determined...........................................13
     How Share Price Is Determined............................................13
     Where to Find Information About Share Price..............................13
Distributions.................................................................13
Taxes.........................................................................14
     Tax-Deferred Accounts....................................................14
     Taxable Accounts.........................................................14
Management....................................................................15
     Investment Management....................................................15
     Performance History of the Subadvisor....................................16
     Performance Highlights...................................................17
     Code of Ethics...........................................................18
     Transfer and Administrative Services.....................................18
Distribution of Fund Shares...................................................18
     Service and Distribution Fees............................................18
Further Information About American Century....................................19

Prospectus                                              Table of Contents      3


                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                             Real Estate Fund

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases.......................     none
Maximum Sales Load Imposed on Reinvested Dividends............     none
Deferred Sales Load...........................................     none
Redemption Fee................................................     none
Exchange Fee..................................................     none

ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):

Management Fees...............................................    0.95%
12b-1 Fees(1).................................................    0.50%
Other Expenses(2).............................................    0.00%
Total Fund Operating Expenses.................................    1.45%

EXAMPLE:

You would pay the following expenses on a               1 year    $  15
$1,000 investment, assuming a 5% annual return and     3 years       46
redemption at the end of each time period:             5 years       79
                                                      10 years      172

(1) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager, and a portion issued to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page 18.

(2) Other expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, are expected to be less than 0.01 of 1% of average net assets for the next fiscal year.

     The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the fund offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

     NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The shares offered by this Prospectus are Advisor Class shares. The fund offers two other classes of shares, one of which is primarily made available to retail investors and one that is primarily made available to institutional investors. The other classes have different fee structures than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for the other classes. For additional information about the various classes, see "Further Information About American Century," page 19.

4    Transaction and Operating Expense Table        American Century Investments


                              FINANCIAL HIGHLIGHTS

                                REAL ESTATE FUND

     The fund had no assets prior to June 13, 1997, the date the RREEF Real Estate Securities Fund merged into the fund. The financial information in this table regarding selected per share data for the fund reflects the performance of the RREEF fund, which had a total expense ratio that was voluntarily capped at 1.00%, which is 0.45% lower than the shares offered by this Prospectus.

     The performance information for each of the periods presented has been audited by Deloitte & Touche L.L.P., independent accountants, whose report thereon appears in the fund's annual report. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                                                              1996        1995(1)


PER-SHARE DATA

Net Asset Value, Beginning of Period...................................      $9.82         $10.00
                                                                         ---------      ---------
Income From Investment Operations

     Net Investment Income.............................................       0.55           0.07

     Net Realized and Unrealized Gain (Loss) on Investments............       2.27         (0.25)
                                                                         ---------      ---------
     Total From Investment Operations..................................       2.82         (0.18)
                                                                         ---------      ---------
Less Distributions to Shareholders

     From Net Investment Income........................................     (0.35)             --
                                                                         ---------      ---------
Net Asset Value, End of Period.........................................     $12.29          $9.82
                                                                         =========      =========
     AGGREGATE TOTAL RETURN............................................    29.28%         (1.80)%

RATIOS/SUPPLEMENTAL DATA

Net Expenses as a Percentage of Average Net Assets(3)..................      1.00%       1.50%(2)

Net Expenses as a Percentage of Average Net Assets
     (before waiver, offset and reimbursement)(3)......................      6.83%      14.83%(2)

Net Investment Income as a Percentage of Average Net Assets(3).........      5.84%       6.66%(2)

Net Investment Income as a Percentage of Average Net Assets
     (before waiver, offset and reimbursement)(3)......................      0.01%     (6.67)%(2)

Portfolio Turnover Rate ...............................................        86%             0%

Average Broker Commission Rate.........................................    $0.0545             --

Net Assets, End of Period (in thousands)...............................     $7,209         $2,983

     (1)  September 21, 1995 (inception) through October 31, 1995.

     (2)  Annualized.

     (3)  During these two periods,  RREEF Real Estate Securities  Advisers L.P.
          voluntarily agreed to waive its management fee and reimburse certain expenses incurred by the fund. The Custodian offset part of its fees for balance credits given to the fund.

Prospectus                                           Financial Highlights      5


                         INFORMATION REGARDING THE FUND

INVESTMENT POLICIES OF THE FUND

     The fund has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

INVESTMENT OBJECTIVE

     The fund's primary investment objective is long-term capital appreciation. Current income is a secondary consideration. The fund seeks to achieve its objective by investing primarily in securities issued by real estate investment trusts and in the securities of companies which are principally engaged in the real estate industry. There is no assurance that the fund will achieve its investment objective.

INVESTMENT STRATEGY

     Under normal conditions, the fund will invest not less than 80% of its total assets in equity securities of companies which are principally engaged in the real estate industry. Equity securities include common stock, preferred stock and securities convertible into common stock. A company will be considered to be "principally engaged in the real estate industry" if, in the opinion of the manager, at the time its securities are purchased by the fund, at least 50% of its revenues or at least 50% of the market value of its assets is attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate. Companies principally engaged in the real estate industry may include, among others, equity REITs and real estate master limited partnerships, mortgage REITs, and real estate brokers and developers. See "Investments in Real Estate," this page.

     The fund may also invest up to 20% of its total assets in other securities. Other securities may include debt securities and equity securities of companies not principally engaged in the real estate industry. (See "U.S. Fixed Income Securities," page 8.)

     REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

INVESTMENTS IN REAL ESTATE

     The fund may be subject to certain risks similar to those associated with the direct ownership of real estate because of its policy of concentration in the securities of companies which are principally engaged in the real estate industry. The risks of direct ownership of real estate include: risks related to general, regional and local economic conditions and fluctuations in interest rates; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; heavy cash flow dependency; possible lack of availability of mortgage funds; losses due to natural disasters; regulatory limitations on rents; variations in market rental rates; and changes in neighborhood values. In addition, the fund may incur losses due to environmental problems. If there is historic contamination at a site, the current owner is one of the parties that may be responsible for clean up costs.

6    Information Regarding the Fund                 American Century Investments


     Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended and self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. Equity and mortgage REITs are dependent upon the skill of their individual management personnel and generally are not diversified. In addition, equity and mortgage REITs could be adversely affected by failure to qualify for tax-free pass-through of income under the Internal Revenue Code, or to maintain their exemptions from registration under the Investment Company Act. By investing in REITs indirectly through the fund, a shareholder will bear not only a proportionate share of the expenses of the fund, but also indirectly, similar expenses of the REITs, including compensation of management.

     To the extent the fund is invested in debt securities (including asset backed securities) or mortgage REITs, it will be subject to credit risk and interest rate risk. Credit risk relates to the ability of the issuer to meet interest and principal payments when due. Interest rate risk refers to the fluctuations in the net asset value of any portfolio of fixed income securities resulting solely from the inverse relationship between the price and yield of fixed income securities; that is, when interest rates rise, bond prices generally fall and, conversely, when interest rates fall, bond prices generally rise. In general, bonds with longer maturities are more sensitive to interest rate changes than bonds with shorter maturities.

     The fund, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company. Therefore, an investment in the fund may present greater risk and volatility to an investor than an investment in a diversified investment company.

INVESTMENT PHILOSOPHY

     The investment philosophy of the fund is premised upon the belief that successful investing in real estate securities requires in-depth knowledge of the securities market and a complete understanding of the factors influencing the performance of real estate assets. The fund strives to provide superior performance via investment in a select group of real estate securities with strong cash flow growth potential and, therefore, the capacity for sustained dividend increases.

     The fund's approach is initially driven by an internally-generated systematic assessment of changing real estate markets, an important input to sound investment decisions. The subadvisor tracks economic conditions and real estate market performance in major metropolitan areas and screens markets to identify areas of risk and opportunity, and will focus investment activity in property types and geographic areas it identifies as growth sectors.

     This fundamental approach focuses on identifying changes in property level net operating income and the impact on the ultimate stock performance of individual REITs. It requires extensive local research on property markets across the United States, direct inspection of individual property assets, and familiarity with company management and operating strategies. Rigorous securities analyses are performed to identify investments with unappreciated potential to produce superior, long-term returns. Strategic sector allocations are directed by the subadvisor's Strategic Investment Committee, which has become increasingly more important as sectors have grown and as attractive companies have emerged in each major sector.

     This approach can be broken down into three areas. First, it involves a macroeconomic review of supply-demand characteristics and the outlook for economic growth within specific markets. Next, it involves a top-down analysis of the relative pricing of real estate securities. Finally, a fundamental analysis of each REIT portfolio on a property-by-property basis coupled with a review of the company's management depth, financial structure, and business strategy is performed.

     In managing the fund, the subadvisor uses a nationwide network of real estate professionals employed by RREEF America L.L.C. and its affiliates to assist in evaluating and monitoring properties held by public REITs. (See "Investment Management," page 15.)

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

     For additional information, see "Investment Restrictions" in the Statement of Additional Information.

Prospectus                                 Information Regarding the Fund      7


U.S. FIXED INCOME SECURITIES

     The fund may invest in fixed income securities for income or as a defensive strategy when the manager believes adverse economic or market conditions exist. As a temporary defensive strategy, the manager may invest part or all of the fund's assets in debt securities. Fixed income securities are affected primarily by changes in interest rates. The prices of these securities tend to rise when interest rates fall, and conversely fall when interest rates rise. Generally, the debt securities in which the fund may invest are investment grade securities. These are securities rated in the four highest grades assigned by Moody's Investors Service, Inc. or Standard and Poor's Corporation or that are unrated but deemed to be of comparable quality by the manager. For a description of fixed income securities ratings, see "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.

     Securities  rated  in  the  lowest   investment-grade   category  may  have
speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds. The fund may invest in securities below investment grade although the fund will not purchase such bonds if such investment would cause more than 5% of its net assets to be so invested. Such bonds are considered speculative. In the event of a downgrade of a debt security held by the fund to below investment grade, the fund is not automatically required to sell the issue, but the manager will consider this in determining whether to hold the security. However, if such a downgrade would cause more than 5% of net assets to be invested in debt securities below investment grade, sales will be made as soon as practicable to reduce the proportion of debt below investment grade to 5% of net assets or less. When the manager believes that economic or market conditions require a more defensive strategy, the fund's assets may be invested without limitation in cash or cash equivalents such as obligations issued or guaranteed by the U.S. government, its agencies and/or instrumentalities or high quality money market instruments such as notes, certificates of deposit or bankers' acceptances.

DIVERSIFICATION

     The fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, which means the fund is not limited by the Investment Company Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the fund intends to conduct its operations so as to qualify as a regulated investment company for purposes of the Internal Revenue Code, so that it will not be subject to U.S. federal income tax on income and capital gain distributions to shareholders. (See "Distributions," page 13, and "Taxes," page 14.) To so qualify, among other requirements, the fund will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the fund's total assets will be invested in the securities of a single issuer, and
(ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the fund will not own more than 10% of the outstanding voting securities of a single issuer. The fund's investments in U.S. government securities are not subject to these limitations.

PORTFOLIO LENDING

     In order to realize additional income, the fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash, collateral or by irrevocable letters of credit maintained on a current basis in an amount at least equal to the market value of the securities loaned. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the fund to vote the securities. Such loans may not exceed one-third of the fund's net assets valued at market.

8    Information Regarding the Fund                 American Century Investments


WHEN-ISSUED SECURITIES

     The fund may purchase new issues of securities on a when-issued basis without limit when, in the opinion of management, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

RULE 144A SECURITIES

     The fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional buyers rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

     With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

     Since the secondary market for such securities is limited to certain qualified institutional buyers, the liquidity of such securities may be limited accordingly and the fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on the fund's liquidity. The fund may not invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

BORROWING

     The fund's investment restrictions allow the fund to borrow money, for temporary or emergency purposes (not for leveraging or investment), in an amount not exceeding 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

PORTFOLIO TURNOVER

     Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it or the subadvisor determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be accurately predicted.

     The portfolio turnover of the fund may be higher than other investment companies with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the fund pays directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by the fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS

     The fund may enter into repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to its investment policies. A repurchase agreement occurs when the fund purchases an interest-bearing obligation from a bank or broker-dealer registered under the Securities Exchange Act of 1934 and simultaneously

Prospectus                                 Information Regarding the Fund      9


agrees to sell it back on a specified date in the future (usually less than one week later) at a higher price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security and is considered by the staff of the SEC to be a loan by the fund.

     The fund's risk in connection with repurchase agreements is the ability of the seller to pay the repurchase price on the repurchase date. If the seller defaults, the fund may incur costs, delays or losses. Management monitors the creditworthiness of sellers.

     The fund will enter into repurchase agreements only with those commercial banks and broker-dealers whose creditworthiness has been reviewed and found satisfactory by the manager pursuant to criteria adopted by the fund's Board of Directors.

PERFORMANCE ADVERTISING

     From time to time, the fund may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return. Performance data may be quoted separately for the Advisor Class and the other classes offered by the fund.

     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

     A quotation of yield reflects the fund's income over a stated period expressed as a percentage of the fund's share price.

     Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, the fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.

     The fund also may include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well known indices of market performance, such as Morgan Stanley
REIT Index, NAREIT Equity-Less Health Care Index, Standard & Poor's 500 Composite Stock Price Index and Wilshire REIT Only Index. The performance of the fund may also be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text.

     All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

10   Information Regarding the Fund                 American Century Investments


                               HOW TO INVEST WITH
                          AMERICAN CENTURY INVESTMENTS

     The following section explains how to purchase, exchange and redeem Advisor Class shares of the fund offered by this Prospectus.

HOW TO PURCHASE AND SELL AMERICAN
CENTURY FUNDS

     The fund offered by this Prospectus is available as an investment option under your employer-sponsored retirement or savings plan or through or in connection with a program, product or service offered by a financial intermediary, such as a bank, broker-dealer or an insurance company. Since all records of your share ownership are maintained by your plan sponsor, plan recordkeeper, or other financial intermediary, all orders to purchase, exchange and redeem shares must be made through you employer or other financial intermediary, as applicable.

     If you are purchasing through a retirement or savings plan, the administrator of your plan or your employee benefits office can provide you with information on how to participate in your plan and how to select American Century funds as an investment option.

     If you are purchasing through a financial intermediary, you should contact your service representative at the financial intermediary for information about how to select American Century funds.

     If you have questions about a fund, see "Investments Policies of the Funds," page 6, or call one of our Institutional Service Representatives at 1-800-345-3533.

     Orders to purchase shares are effective on the day we receive payment. See "When Share Price is Determined," page 13.

     We may discontinue offering shares generally in the fund (including any class of shares of the fund) or in any particular state without notice to shareholders.

HOW TO EXCHANGE FROM ONE AMERICAN CENTURY
FUND TO ANOTHER

     Your plan or program may permit you to exchange your investment in the shares of a fund for shares of another fund in our family. See your plan administrator, employee benefits office or financial intermediary for details on the rules in your plan governing exchanges.

     Exchanges are made at the respective net asset value, next computed after receipt of the exchange instruction by us. If in any 90-day period, the total of the exchanges and redemptions from the account of any one plan participant or financial intermediary client exceeds the lesser of $250,000 or 1% of a fund's assets, further exchanges maybe subject to special requirements to comply with our policy on large equity fund redemptions. See "Special Requirements for Large Redemptions," this page.

HOW TO REDEEM SHARES

     Subject to any restrictions imposed by your employer's plan or financial intermediary's program, you can sell ("redeem") your shares through the plan or financial intermediary at their net asset value. Your plan administrator, trustee, or financial intermediary or other designated person must provide us with redemption instructions. The shares will be redeemed at the net asset value next computed after receipt of the instructions in good order. See "When Share Price is Determined," page 13. If you have any questions about how to redeem, contact your plan administrator, employee benefits office, or service representative at your financial intermediary, as applicable.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

     We have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to redeem shares in cash, with respect to any one participant account during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, we reserve the right to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind"). If payment is made in securities, the securities will be selected by the fund, will be valued in the same manner as they are in computing

Prospectus                How to Invest with American Century Investments     11


the fund's net asset value and will be provided to the redeeming plan participant or financial intermediary in lieu of cash without prior notice.

     If you expect to make a large redemption and would like to avoid any possibility of being paid in securities, you may do so by providing us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. Receipt of your instruction 15 days prior to the transaction provided the fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimizes the effect of the redemption on the fund and its remaining shareholders.

     Despite the fund's right to redeem fund shares through a redemption in kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemption's and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

TELEPHONE SERVICES

INVESTORS LINE

     To request information about our funds and a current prospectus, or get answers to any questions that you may have about the funds and the services we offer, call one of our Institutional Service Representatives at 1-800-345-3533.

12 How to Invest with American Century Investments  American Century Investments


                     ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

     The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except funds issued by the American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. Net asset value for Target Maturities is determined one hour prior to the close of the Exchange.

     Investments and requests to redeem or exchange shares will receive the share price next determined after we receive your investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or our agents before the time as of which the net asset value is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of, the next day the Exchange is open.

     Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.

     It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangement with the fund or the fund's distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows:

     The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked price is used. Depending on local convention or regulation, securities traded over-the counter are priced at the mean of the latest bid and asked prices or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

     The net asset value of Investor Class shares of the fund will be published in leading newspapers daily when the fund has met the minimum requirements for such listing. Because the total expense ratio for the Advisor Class is 0.25% higher than the Investor Class, their net asset values will be lower than the Investor Class. The Advisor Class of each fund may be obtained by calling us.

DISTRIBUTIONS

     Distributions from net investment income are declared and paid quarterly. Distributions from net realized securities gains, if any, are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code and Regulations, in all events in a manner consistent with the provisions of the Investment Company Act.

     Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders in taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally

Prospectus                        Additional Information You Should Know      13


will be reinvested. Distributions made shortly after purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares of Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 59 1/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

     A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time, the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities and undistributed dividends and interest received, less fund expenses.

     Because undistributed gains and dividends are included in the value of your shares prior to distribution, when they are distributed, the value of your shares will be reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.

TAXES

     The fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

     If Advisor Class shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the fund will generally not be subject to current taxation, but will accumulate in your account on a tax-deferred basis.

     Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

     If Advisor Class shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

     Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains. See "Distributions," page 13.

     Because of the nature of REIT investments, REITs may generate significant non cash deductions (i.e. depreciation on real estate holdings) while having a greater cash flow to distribute to its shareholders. If a REIT distributes more cash than it has taxable income, a "return of capital" results. A "return of capital" represents a portion of a shareholder's original investment that is generally non taxable when distributed (returned) to the investor. If you do not reinvest distributions, the cost basis of your shares will be decreased by the amount of return capital, which may result in a larger capital gain when you sell your shares. Although a return of capital is generally non taxable to you upon distribution, it would be taxable to you as a capital gain if your cost basis in the shares is reduced to zero. This could occur if you do not reinvest distribution and the returns of capital are significant.

     Because the REITs invested in by the fund do not provide complete information about the taxability of

14   Additional Information You Should Know         American Century Investments


their distributions until after the calendar year end, American Century may not be able to determine how much of the fund's distribution is taxable to shareholders until after the January 31 deadline for issuing Form 1099-DIV. As a result, the fund may request permission each year from the Internal Revenue Service for an extension of time to issue Form 1099-DIV to February 28.

     Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations, which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

     If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.

     Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and generally will be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

     The fund may invest in REITs that hold residual interests in real estate mortgage investment conduits. Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC will be subject to federal income tax in all events. (See "Additional Information on Tax Issues-Taxation of Certain Mortgage REITs" in the Statement of Additional Information.)

MANAGEMENT

INVESTMENT MANAGEMENT

     Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the fund. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the investment manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

     RREEF Real Estate Securities Advisers L.P., acting pursuant to a subadvisory agreement among it, American Century Investment Management, Inc. and the fund, makes the day-to-day investment decisions for the fund in accordance with the fund's investment objective, policies, and restrictions under the supervision of the manager and the Board of Directors.

     The portfolio manager members of the subadvisor's team that manages the fund and their work experience for the last five years are as follows:

     KIM G. REDDING, Portfolio Manager, is one of the fund's primary portfolio managers. Mr. Redding has served as the President of the subadvisor's general partner since its inception in 1993, is currently a member of RREEF America L.L.C. and is a Senior Vice President of RREEF Management Company. From 1990 to 1993, he was a principal in K.G. Redding & Associates, an investment advisor, and prior thereto he was the President of Redding,


Prospectus                         Additional Information You Should Know     15


Melchor & Company, an investment advisor. Mr. Redding has been professionally managing portfolios of real estate securities since 1987.

     KAREN J. KNUDSON, Portfolio Manager, is one of the fund's primary portfolio managers. Ms. Knudson is a Vice President of the subadvisor, is currently a member of RREEF America L.L.C. and is a Vice President of RREEF Management Company. Prior to joining the subadvisor, she was Senior Vice President and Chief Financial Officer of Security Capital Group, an investment advisor, and prior thereto she was the President, Director of Real Estate
Research  and  Portfolio  Manager  of  Bailard,  Biehl and  Kaiser  Real  Estate
Investment Trust. Ms. Knudson has 14 years of real estate experience, specializing in the area of real estate investment trusts.

     The representative of the investment manager that will oversee the subadvisor's operation of the fund is as follows:

     MARK L. MALLON, Senior Vice President and Managing Director, American Century Investment Management, Inc. Mr. Mallon joined American Century in April 1997. From August 1978 until he joined American Century, Mr. Mallon was employed in several positions by Federated Investors, and had served as President and Chief Executive Officer of Federated Investment Counseling and Executive Vice President of Federated Research Corporation since January 1990.

     The activities of the manager and the subadvisor are subject only to directions of the fund's Board of Directors. The manager pays all the expenses of the fund except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

     For the services provided to the Advisor Class of the fund, the manager receives an annual fee of 0.95% of the average net assets of the fund.

     On the first business day of each month, the fund pays the management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying 0.95% of the aggregate average daily closing value of the fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

     For subadvisory services, the manager pays the subadvisor an annual fee of 0.425% of the average net assets of the fund.

PERFORMANCE HISTORY OF THE SUBADVISOR

     While the subadvisor has limited operational history with the fund, set forth on page 17 are certain performance data, provided by the subadvisor, relating to the performance of all private accounts managed by the subadvisor using investment strategies and techniques similar to those that are used for the fund. Also set forth on page 17, for comparison, are the performances of widely recognized indices of market activity based upon the aggregate performance of selected unmanaged portfolios of publicly traded common stocks.

     The  results  presented  may  not  necessarily   equate  with  the  returns
experienced by the fund, owing to the differences in brokerage commissions, investment and management fees, the size of positions taken in relation to account size and diversification of securities, as well as other costs, such as registration fees borne by the fund but not incurred by the private accounts. Investors should not rely on the following data as an indication of future performance of the subadvisor or of the fund. Investors should be aware that the use of methods for computing performance numbers different than that used by the subadvisor with respect to its accounts could result in performance data different than that shown.

16   Additional Information You Should Know         American Century Investments

                             PERFORMANCE HIGHLIGHTS

                                (See Notes Below)
ANNULIZED RETURNS FROM OCTOBER 1987 THROUGH DECEMBER 1996

RREEF Real Estate Securities Advisers

     Before Fees...................................................................................................   15.5%

     After Fees....................................................................................................   14.3%

NAREIT Equity Less Healthcare......................................................................................   10.0%

Wilshire REIT Index................................................................................................    8.6%

                                                                       For the Years Ended December 31,

                                                 1988     1989     1990     1991    1992     1993     1994     1995    1996

ANNUAL TIME-WEIGHTED RETURNS

RREEF Real Estate Securities Advisers

     Before Fees............................     8.2%     7.7%   (4.8)%    32.9%   29.4%    19.0%     4.8%    13.9%   41.1%

     After Fees.............................     6.8%     6.1%   (6.4)%    30.9%   28.1%    18.0%     4.3%    13.0%   40.3%

NAREIT Equity Less Healthcare...............    15.8%     4.6%  (23.6)%    29.4%   20.7%    18.7%     3.0%    14.2%   36.4%

Wilshire REIT Index.........................    17.5%     2.7%  (23.4)%    23.8%   15.3%    15.2%     2.7%    12.2%   37.0%

     Notes: The subadvisor's "After Fees" performance includes reinvested dividends, capital gains and losses, and deducts advisory fees (generally between 0.65% and 0.75%) and other account expenses. The subadvisor's "Before Fees" performance is presented before applicable advisory fees and reflects growth investment results. Other indices noted do not deduct advisory fees. Past performance indicated for the subadvisor relates to all discretionary accounts managed using investment strategies and techniques similar to those used by the fund, and includes, for the period prior to July 1993, performance under a predecessor advisor (K.G. Redding & Associates) using the same investment approach and under the same primary portfolio manager. Past performance is not necessarily indicative of future results nor can it be assumed that any recommendations will be profitable.

     The Wilshire Real Estate Securities Index (REIT component) is a market capitalization weighted index comprised of 98 equity REITS as of December 1996. It does not include special purpose or healthcare REITS. The NAREIT Equity without Healthcare Index is a market capitalization weighted index comprised of 198 REITS, as of December 1996, with 75% or greater of their gross assets invested in equity ownership of real estate and excludes healthcare REITS.

Prospectus                         Additional Information You Should Know     17


CODE OF ETHICS

     The fund and the manager have adopted a Code of Ethics, as has the subadvisor, which restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the fund and manager's Code of Ethics and the subadvisor's Code of Ethics require that employees with access to information about the purchase or sale of securities in the fund obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, both Codes of Ethics prohibit acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. The subadvisor's Code of Ethics provides that upon approval of the compliance officer, certain acquisitions of securities in an initial public offering may be permitted, but that such approval will be granted only in extraordinary circumstances. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.

TRANSFER AND ADMINISTRATIVE SERVICES

     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri, 64111, acts as transfer and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the fund and is paid for such services by the manager.

     From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

     The manager and the transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the Board of Directors of the fund, controls American Century Companies by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

     The fund's shares are distributed by American Century Investment Services, Inc. (the "Distributor"), a registered broker-dealer and an affiliate of the manager. As agent for the fund and the manager, the distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the fund's shares and/or the use of the fund's shares in various financial services. The manager or an affiliate pays all expenses incurred in promoting sales of, and distributing, the Advisor Class and in securing such services out of the Rule 12b-1 fees described in the Section that follows.

SERVICE AND DISTRIBUTION FEES

     Rule 12b-1 adopted by the Securities and Exchange commission under the Investment company Act permits investment companies that adopt a written plan to pay certain expenses associated with the distribution of their shares. Pursuant to that rule, the fund's Board of Directors and the initial shareholder of the fund's Advisor Class shares have approved and adopted a Master Distribution and Shareholder Services Plan (the "Plan"). Pursuant to the Plan, the fund pays the manager a shareholder services fee and a distribution fee, each equal to 0.25% (for a total of 0.50%) per annum of the average daily net assets of the shares of the fund's Advisor Class. The shareholder services fee is paid for the purpose of paying the costs of securing certain shareholder and administrative services, and the distribution fee is paid for the purpose of paying the costs of providing various distribution services. All or a portion of such fees are paid by the manager to the banks, broker-dealers, insurance companies or other financial intermediaries through which such shares are made available.

     The Plan has been adopted and will be administered in accordance with the requirements of Rule 12b-1 under the Investment Company Act. For additional information abut the Plan and its terms, see "Master Distribution and Shareholder Services Plan" in the Statement of Additional Information. Fees paid pursuant to the Plan may be paid for shareholder services and the maintenance of accounts and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers.

18   Additional Information You Should Know         American Century Investments


FURTHER INFORMATION ABOUT AMERICAN CENTURY

     American Century Capital Portfolios, Inc. the issuer of the fund, was organized as a Maryland corporation on June 14, 1993.

     American Century Capital Portfolios, Inc. is a diversified, open-end management investment company whose shares were first offered for sale September 1, 1993. Its business and affairs are managed by its officers under the direction of its Board of Directors.

     The American Century Real Estate Fund commenced operations June 16, 1997, after the RREEF Real Estate Securities Fund merged into the fund. As a successor to the RREEF fund, the prior performance history of the RREEF fund will continue in the fund.

     The principal office of the fund is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri, 64141-6200. All inquiries may be made by mail to that address, or by phone to 1-800-345-2021. (international calls: 816-531-5575.)

     American Century Capital Portfolios, Inc. currently issues three series of $0.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

     American  Century  offers  three  classes  of  the  fund  offered  by  this
Prospectus: an Investor Class, an Institutional Class, and an Advisor Class. The shares offered by this Prospectus are Advisor Class shares.

     The Investor Class is primarily made available to retail investors. The Institutional Class is primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker- dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the Investor Class of shares, call one of our Investor Services Representatives at 1-800-345-2021. For information concerning the Institutional Class of shares call one of our Institutional Service Representatives at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

     Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of another class of the same fund.

     Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

     Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

     Unless required by the Investment Company Act, it will not be necessary for the fund to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the fund's bylaws, the holders of at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

     WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

Prospectus                         Additional Information You Should Know     19


                                     NOTES

20   Notes                                          American Century Investments


                                     NOTES

                                                                    Notes     21


P.O. Box 419385
Kansas City, Missouri
64141-6385

Investor Services:
1-800-345-3533 or 816-531-5575

Telecommunications Device for the Deaf:
1-800-345-1833 or 816-444-3038

Fax: 816-340-4655

Internet: www.americancentury.com


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